Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
As of April 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (10.3%)
U.S. Government Securities (10.3%)
	United States Treasury Note/Bond	4.375%	10/31/24	75,000	74,965
[1]	United States Treasury Note/Bond	4.250%	12/31/24	209,750	209,652
[1]	United States Treasury Note/Bond	1.125%	1/15/25	191,134	181,368
[1]	United States Treasury Note/Bond	1.500%	2/15/25	99,623	95,000
	United States Treasury Note/Bond	1.750%	3/15/25	120,000	114,863
[1]	United States Treasury Note/Bond	0.250%	10/31/25	97,250	88,953
	United States Treasury Note/Bond	4.500%	11/15/25	152,400	154,710
[2,3]	United States Treasury Note/Bond	0.375%	11/30/25	208,000	190,483
[1]	United States Treasury Note/Bond	0.375%	1/31/26	750,000	683,672
	United States Treasury Note/Bond	4.000%	2/15/26	90,087	90,594
[1]	United States Treasury Note/Bond	0.500%	2/28/26	500,000	456,406
[1]	United States Treasury Note/Bond	0.750%	3/31/26	203,000	186,601
[1]	United States Treasury Note/Bond	3.750%	4/15/26	264,390	264,514
[1]	United States Treasury Note/Bond	0.750%	5/31/26	350,000	319,867
	United States Treasury Note/Bond	2.125%	5/31/26	160,000	152,575
[1]	United States Treasury Note/Bond	0.875%	6/30/26	184,872	169,447
	United States Treasury Note/Bond	1.875%	7/31/26	160,000	151,100
	United States Treasury Note/Bond	2.625%	5/31/27	275,000	264,859
	United States Treasury Note/Bond	3.250%	6/30/27	120,000	118,406
[1]	United States Treasury Note/Bond	2.750%	7/31/27	170,130	164,601
[1]	United States Treasury Note/Bond	4.125%	10/31/27	420,000	429,778
	United States Treasury Note/Bond	3.875%	11/30/27	225,000	228,270
	United States Treasury Note/Bond	0.750%	1/31/28	80,000	70,325
	United States Treasury Note/Bond	1.250%	3/31/28	93,938	84,324
[1]	United States Treasury Note/Bond	1.250%	4/30/28	298,371	267,321
	United States Treasury Note/Bond	3.500%	4/30/28	210,000	210,033
	United States Treasury Note/Bond	2.875%	5/15/28	70,000	67,867
	United States Treasury Note/Bond	1.250%	5/31/28	150,000	134,250
	United States Treasury Note/Bond	1.250%	6/30/28	101,993	91,093
	United States Treasury Note/Bond	1.000%	7/31/28	89,931	79,112
	United States Treasury Note/Bond	1.125%	8/31/28	150,000	132,609
	United States Treasury Note/Bond	1.250%	9/30/28	150,000	133,195
Total U.S. Government and Agency Obligations (Cost $6,175,062)					6,060,813
Asset-Backed/Commercial Mortgage-Backed Securities (3.6%)
[4]	Ally Auto Receivables Trust Class A3 Series 2022-3	5.070%	4/15/27	10,870	10,888
[4]	American Express Credit Account Class A Series 2022-2	3.390%	5/15/27	28,260	27,605
[4]	American Express Credit Account Master Trust Class A Series 2022-3	3.750%	8/15/27	67,035	65,988
[4]	American Express Credit Account Master Trust Class A Series 2022-4	4.950%	10/15/27	15,770	15,952

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	American Homes 4 Rent Trust Class A Series 2014-SFR2	3.786%	10/17/36	11,420	11,152
[4,5]	American Homes 4 Rent Trust Class A Series 2015-SFR2	3.732%	10/17/52	3,123	3,050
[4,5]	American Homes 4 Rent Trust Class B Series 2014-SFR2	4.290%	10/17/36	3,360	3,271
[4,5]	American Homes 4 Rent Trust Class B Series 2015-SFR2	4.295%	10/17/52	2,830	2,742
[4]	AmeriCredit Automobile Receivables Trust Class C Series 2020-2	1.480%	2/18/26	7,730	7,412
[4]	AmeriCredit Automobile Receivables Trust Class D Series 2020-2	2.130%	3/18/26	7,990	7,540
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2019-2A	3.350%	9/22/25	14,490	14,106
[4]	BA Credit Card Trust Class A1 Series 2022-A1	3.530%	11/15/27	13,900	13,614
[4]	BA Credit Card Trust Class A2 Series 2022-A2	5.000%	4/15/28	13,320	13,484
[4]	Banc of America Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	4,760	4,490
[4,6]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.483%	9/15/48	1,600	1,394
[4,6]	Banc of America Funding Trust Class 2A2 Series 2006-H	3.844%	9/20/46	2,899	2,173
[4]	BANK Class A4 Series 2017-BNK4	3.625%	5/15/50	3,890	3,639
[4]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	830	775
[4]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	5,500	5,114
[4]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	3,120	2,917
[4]	BBCMS Mortgage Trust Class A1 Series 2022-C16	4.021%	6/15/55	7,560	7,394
[4,6]	Bear Stearns ARM Trust Class 1A1 Series 2007-3	3.690%	5/25/47	4,062	3,569
[4,6]	Bear Stearns ARM Trust Class 2A1 Series 2006-4	3.859%	10/25/36	4,562	3,522
[4]	Benchmark Mortgage Trust Class A4 Series 2018-B8	3.963%	1/15/52	2,620	2,479
[4,6]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/51	6,333	5,948
[4]	Benchmark Mortgage Trust Class ASB Series 2019-B10	3.615%	3/15/62	8,042	7,693
[4,6]	Brazos Higher Education Authority Inc. Class A2 Series 2011-1, 3M USD LIBOR + 0.800%	5.758%	2/25/30	93	93
[4,5]	Canadian Pacer Auto Receivables Trust Class A4 Series 2020-1A	1.890%	3/19/25	6,810	6,693
[4]	Capital One Multi-Asset Execution Trust Class A Series 2022-A2	3.490%	5/15/27	41,376	40,515
[4]	Capital One Multi-Asset Execution Trust Class A Series 2022-A3	4.950%	10/15/27	17,710	17,890
[4]	Capital One Multi-Asset Execution Trust Class A3 Series 2019-A3	2.060%	8/15/28	7,323	6,752
[4]	Capital One Prime Auto Receivables Trust Class A3 Series 2022-2	3.660%	5/17/27	14,380	14,010
[4]	Capital One Prime Auto Receivables Trust Class A4 Series 2021-1	1.040%	4/15/27	12,510	11,513
[4]	Capital One Prime Auto Receivables Trust Class A4 Series 2022-2	3.690%	12/15/27	13,160	12,762
[4]	Capital One Prime Auto Receivables Trust Class A4 Series 2023-1	4.760%	8/15/28	5,010	5,086
[4,5]	CARDS II Trust Class A Series 2021-1A	0.602%	4/15/27	31,790	30,374
[4]	CarMax Auto Owner Trust Class A4 Series 2023-1	4.650%	1/16/29	6,400	6,406

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	CarMax Auto Owner Trust Class C Series 2020-3	1.690%	4/15/26	4,840	4,593
[4]	CarMax Auto Owner Trust Class C Series 2020-4	1.300%	8/17/26	6,190	5,755
[4]	Carvana Auto Receivables Trust Class A3 Series 2021-P3	0.700%	11/10/26	20,340	19,327
[4]	Carvana Auto Receivables Trust Class A4 Series 2021-P3	1.030%	6/10/27	9,760	8,681
[4]	CD Mortgage Trust Class A3 Series 2018-CD7	4.013%	8/15/51	6,400	6,136
[4]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	3,650	3,401
[4]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	5,355	5,010
[4,6]	CD Mortgage Trust Class A4 Series 2017-CD4	3.514%	5/10/50	6,310	5,876
[4]	CD Mortgage Trust Class AM Series 2016-CD1	2.926%	8/10/49	3,107	2,842
[4,6]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	6,357	5,810
[4,6]	CD Mortgage Trust Class AS Series 2016-CD1	3.684%	8/15/50	2,092	1,916
[4,6]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/49	3,319	2,674
[4,6]	CD Mortgage Trust Class C Series 2018-CD7	5.011%	8/15/51	2,830	2,433
[4]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	5,064	4,762
[4,6]	CHL Mortgage Class 1A1 Series 2006-HYB1 Pass-Through Trust	3.709%	3/20/36	2,892	2,526
[4,6]	CHL Mortgage Class 3A1 Series 2007-HYB2 Pass-Through Trust	3.561%	2/25/47	3,426	2,899
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-P8	3.203%	9/15/50	2,641	2,453
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	6,297	6,049
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-GC36	3.349%	2/10/49	5,412	5,143
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	4,800	4,410
[4,6]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-C5	4.228%	6/10/51	4,260	4,095
[4]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/50	3,800	3,423
[4,6]	Citigroup Commercial Mortgage Trust Class C Series 2014-GC23	4.575%	7/10/47	4,380	4,155
[4,6]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.726%	9/10/58	4,000	3,658
[4,6]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.401%	9/15/50	2,160	1,763
[4,6]	Citigroup Mortgage Loan Trust Class 2A1A Series 2007-AR8	3.978%	7/25/37	200	199
[4]	CNH Equipment Trust Class A3 Series 2022-B	3.890%	8/16/27	8,260	8,071
[4]	CNH Equipment Trust Class A4 Series 2022-B	3.910%	3/15/28	4,270	4,156
[4]	COMM Mortgage Trust Class A3 Series 2014-CR14	3.955%	2/10/47	1,915	1,897
[4,6]	COMM Mortgage Trust Class A4 Series 2013-CR13	4.194%	11/10/46	3,617	3,567
[4,5]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/46	1,116	954
[4]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	5,173	4,894
[4,6]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.500%	8/15/48	4,400	3,477
[4]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	3,540	3,309
[4]	Discover Card Execution Note Trust Class A Series 2022-A2	3.320%	5/15/27	27,080	26,409
[4]	Discover Card Execution Note Trust Class A Series 2022-A4	5.030%	10/15/27	39,780	40,333

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Discover Card Execution Note Trust Class A2 Series 2021-A2	1.030%	9/15/28	11,180	10,000
[4]	Discover Card Execution Note Trust Class A3 Series 2022-A3	3.560%	7/15/27	74,205	72,657
[4,5]	DLLMT LLC Class A4 Series 2021-1A	1.240%	6/20/29	7,940	7,421
[4]	Drive Auto Receivables Trust Class C Series 2020-2	2.280%	8/17/26	1,714	1,702
[4]	Drive Auto Receivables Trust Class D Series 2019-4	2.700%	2/16/27	3,268	3,227
[4]	Drive Auto Receivables Trust Class D Series 2020-1	2.700%	5/17/27	4,371	4,280
[4]	Drive Auto Receivables Trust Class D Series 2020-2	3.050%	5/15/28	6,160	6,018
[4,5,6]	Edsouth Indenture No. 9 LLC Class A Series 2015-1, 1M USD LIBOR + 0.800%	5.820%	10/25/56	7,063	6,873
[4,5]	EDvestinU Private Education Loan Issue No. 1 LLC Class A Series 2019-A	3.580%	11/25/38	3,133	3,003
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2021-3	0.770%	8/20/27	10,563	10,153
[4,6]	First Horizon Mortgage Class 1A1 Series 2006-AR3 Pass-Through Trust	3.384%	11/25/36	1,807	1,054
[4,6]	First Horizon Mortgage Class 1A1 Series 2006-AR4 Pass-Through Trust	4.186%	1/25/37	3,424	1,808
[4,6]	Five Mortgage Trust Class A3 Series 2023-V1	5.668%	2/10/56	850	870
[4,5]	Ford Credit Auto Owner Trust Class A Series 2020-1	2.040%	8/15/31	14,180	13,430
[4,5]	Ford Credit Auto Owner Trust Class A Series 2023-1	4.850%	8/15/35	32,740	32,991
[4]	Ford Credit Auto Owner Trust Class A3 Series 2022-B	3.740%	9/15/26	8,900	8,735
[4]	Ford Credit Auto Owner Trust Class A4 Series 2022-B	3.930%	8/15/27	6,800	6,689
[4]	Ford Credit Auto Owner Trust Class A4 Series 2022-D	5.300%	3/15/28	6,810	6,959
[4,5]	Ford Credit Auto Owner Trust Class B Series 2020-1	2.290%	8/15/31	6,270	5,997
[4,5]	Ford Credit Auto Owner Trust Class B Series 2020-2	1.490%	4/15/33	6,100	5,442
[4,5]	Ford Credit Auto Owner Trust Class C Series 2018-2	3.760%	1/15/30	5,365	5,335
[4,5]	Ford Credit Auto Owner Trust Class C Series 2020-1	2.540%	8/15/31	7,484	7,134
[4]	Ford Credit Auto Owner Trust Class C Series 2020-C	1.040%	5/15/28	4,930	4,576
[4,5]	Ford Credit Auto Owner Trust Class C Series 2021-1	1.910%	10/17/33	6,400	5,741
[4]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-2	1.060%	9/15/27	2,620	2,403
[4]	Ford Credit Floorplan Master Owner Trust Class D Series 2020-1	2.120%	9/15/25	5,350	5,264
[4,5,6,7]	Freddie Mac STACR REMIC Trust Class M1A Series 2022-HQA1, SOFR30A + 2.100%	6.915%	3/25/42	3,647	3,635
[4]	GM Financial Automobile Leasing Trust Class B Series 2022-2	4.020%	5/20/26	8,240	8,047
[4]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-3	3.640%	4/16/27	29,050	28,508
[4]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-1	4.660%	2/16/28	13,150	13,175
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-2	0.820%	10/16/26	10,500	9,738

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-3	0.730%	8/16/27	14,240	13,071
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-4	0.990%	10/18/27	11,410	10,451
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2022-3	3.710%	12/16/27	15,490	15,025
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2022-4	4.880%	8/16/28	18,660	18,865
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-1	4.590%	7/17/28	860	861
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2020-4	0.730%	3/16/26	7,010	6,606
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2021-1	0.750%	5/17/27	3,250	3,031
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2021-2	1.090%	12/16/26	7,270	6,728
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2021-4	1.250%	10/18/27	2,910	2,654
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-3	1.370%	1/16/26	2,200	2,093
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-4	1.050%	5/18/26	2,710	2,552
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2021-1	1.040%	5/17/27	2,150	1,999
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2023-1	5.320%	10/16/28	3,540	3,539
[4]	GM Financial Consumer Automobile Receivables Trust Class D Series 2020-3	1.910%	9/16/27	3,400	3,240
[4,5]	GM Financial Revolving Receivables Trust Class B Series 2021-1	1.490%	6/12/34	1,870	1,660
[4,5]	GM Financial Revolving Receivables Trust Class C Series 2021-1	1.670%	6/12/34	3,380	2,939
[4,6]	GMACM Mortgage Loan Trust Class 3A1 Series 2005-AR6	3.621%	11/19/35	437	380
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2020-1	1.030%	8/15/25	3,940	3,902
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2020-2	0.960%	10/15/25	8,220	8,031
[4,5]	GMF Floorplan Owner Revolving Trust Class C Series 2020-1	1.480%	8/15/25	3,210	3,179
[4,5]	GMF Floorplan Owner Revolving Trust Class C Series 2020-2	1.310%	10/15/25	5,800	5,673
[4,5]	Golden Credit Card Trust Class A Series 2021-1A	1.140%	8/15/28	31,290	27,834
[4,6]	GS Mortgage Securities Corp. II Class A5 Series 2018-GS10	4.155%	7/10/51	3,865	3,709
[4]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	2,501	2,338
[4]	GS Mortgage Securities Trust Class A4 Series 2015-GC32	3.764%	7/10/48	9,121	8,751
[4,6]	GS Mortgage Securities Trust Class A4 Series 2018-GS9	3.992%	3/10/51	4,990	4,710
[4]	GS Mortgage Securities Trust Class AS Series 2014-GC20	4.258%	4/10/47	1,410	1,377
[4,6]	GS Mortgage Securities Trust Class B Series 2013-GC12	3.777%	6/10/46	5,350	5,329
[4,6]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.657%	9/10/47	17,556	13,224
[4,6]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.794%	10/10/48	3,980	3,348

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Hertz Vehicle Financing III LLC Class A Series 2022-1A	1.990%	6/25/26	11,420	10,697
[4,5]	Hertz Vehicle Financing III LLC Class A Series 2022-1A	2.630%	6/25/26	4,980	4,635
[4,5]	Hertz Vehicle Financing III LLC Class A Series 2022-3A	3.370%	3/25/25	4,780	4,693
[4,5]	Hertz Vehicle Financing III LLC Class C Series 2022-3A	4.350%	3/25/25	3,360	3,283
[4]	Honda Auto Receivables Owner Trust Class A3 Series 2021-4	1.140%	6/21/28	8,630	8,031
[4]	Honda Auto Receivables Owner Trust Class A3 Series 2022-2	3.730%	7/20/26	11,330	11,128
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2021-2	0.550%	8/16/27	12,340	11,567
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2021-3	0.600%	12/20/27	13,000	12,017
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2022-2	3.760%	12/18/28	4,760	4,676
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2023-1	4.970%	6/21/29	7,510	7,616
[4,5]	HPEFS Equipment Trust Class A3 Series 2022-2A	3.760%	9/20/29	7,490	7,368
[4]	Hyundai Auto Receivables Trust Class A3 Series 2022-B	3.720%	11/16/26	28,990	28,354
[4]	Hyundai Auto Receivables Trust Class A4 Series 2021-C	1.030%	12/15/27	13,120	12,077
[4]	Hyundai Auto Receivables Trust Class A4 Series 2022-B	3.800%	8/15/28	15,460	15,058
[4]	Hyundai Auto Receivables Trust Class B Series 2020-C	0.810%	11/16/26	8,220	7,642
[4]	Hyundai Auto Receivables Trust Class B Series 2021-A	1.090%	5/17/27	8,510	7,863
[4]	Hyundai Auto Receivables Trust Class B Series 2021-B	0.910%	2/16/27	7,900	7,192
[4]	Hyundai Auto Receivables Trust Class C Series 2020-C	1.080%	12/15/27	7,250	6,690
[4]	Hyundai Auto Receivables Trust Class C Series 2021-B	1.120%	2/15/28	8,400	7,534
[4]	John Deere Owner Trust Class A4 Series 2023-A	5.010%	12/17/29	12,389	12,585
[4,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C13	3.994%	1/15/46	1,059	1,057
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2013-LC11	2.960%	4/15/46	158	157
[4,5,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.941%	11/15/43	2,366	2,275
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C21	3.493%	8/15/47	3,141	3,076
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C12	3.664%	7/15/45	1,368	1,363
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	7,642	7,241
[4,6]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C12	4.143%	7/15/45	7,520	7,484
[4]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2017-JP6	3.224%	7/15/50	6,030	5,696
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	5,970	5,627
[4]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	4,000	3,873

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	5,693	5,371
[4,5]	Kubota Credit Owner Trust Class A4 Series 2023-1	5.070%	2/15/29	3,730	3,738
[4,5]	Laurel Road Prime Student Loan Trust Class A2B Series 2017-C	2.810%	11/25/42	1,083	1,058
[4,5]	Laurel Road Prime Student Loan Trust Class A2FX Series 2018-B	3.540%	5/26/43	1,639	1,616
[4,5]	Master Credit Card Trust II Class A Series 2023-1A	4.700%	6/21/27	8,560	8,538
[4,5]	Master Credit Card Trust II Class A2 Series 2022-1	1.660%	7/21/26	16,300	15,415
[4,6]	MASTR Adjustable Rate Mortgages Trust Class 5A1 Series 2004-3	4.091%	4/25/34	27	27
[4]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2023-1	4.510%	11/15/27	17,250	17,201
[4]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2022-1	5.250%	2/15/29	13,330	13,708
[4]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2023-1	4.310%	4/16/29	4,620	4,558
[4,6]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A Series 2003-A4	5.310%	7/25/33	146	145
[4,6]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A2 Series 2003-A2, 6M USD LIBOR + 1.500%	6.772%	2/25/33	249	235
[4,5]	MMAF Equipment Finance LLC Class A5 Series 2018-A	3.610%	3/10/42	740	736
[4,5]	MMAF Equipment Finance LLC Class A5 Series 2019-A	3.080%	11/12/41	6,400	6,201
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	2,475	2,300
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C25	3.635%	10/15/48	5,857	5,601
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	4.193%	7/15/46	3,372	2,906
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2014-C15	5.053%	4/15/47	1,895	1,829
[4]	Morgan Stanley Capital I Class ASB Series 2017-HR2	3.509%	12/15/50	5,053	4,882
[4,5]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/32	7,955	7,223
[4]	Morgan Stanley Capital I Trust Class A4 Series 2016-UB11	2.782%	8/15/49	5,621	5,254
[4,6]	Morgan Stanley Mortgage Loan Trust Class 5A1 Series 2006-8AR	5.057%	6/25/36	1,712	1,652
[4,5]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/30	14,728	12,588
[4,5]	Navient Private Education Loan Trust Class A2A Series 2017-A	2.880%	12/16/58	1,812	1,788
[4,5]	Navient Private Education Loan Trust Class A2A Series 2018-BA	3.610%	12/15/59	4,743	4,599
[4]	Nissan Auto Receivables Owner Trust Class A4 Series 2023-A	4.850%	6/17/30	4,580	4,601
[4,5]	Palisades Center Trust Class A Series 2016-PLSD	2.713%	4/13/33	8,240	5,620
[4,5,6]	Pepper Residential Securities Trust Class A1U Series 21A, 1M USD LIBOR + 0.880%	5.828%	1/16/60	192	192
[4,5,6]	Pepper Residential Securities Trust No. 22 Class A1U Series 22A, 1M USD LIBOR + 1.000%	5.953%	6/20/60	573	573

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5,6]	Pepper Residential Securities Trust No. 23 Class A1U Series 23A, 1M USD LIBOR + 0.950%	5.909%	8/18/60	595	595
[4,5,6]	PHEAA Student Loan Trust Class A Series 2016-2A, 1M USD LIBOR + 0.950%	5.970%	11/25/65	8,427	8,367
[4,5]	Progress Residential Trust Class A Series 2022-SFR3	3.200%	4/17/39	3,669	3,391
[4,5]	Progress Residential Trust Class A Series 2022-SFR5	4.451%	6/17/39	3,040	2,946
[4,5]	Progress Residential Trust Class B Series 2022-SFR3	3.600%	4/17/39	1,590	1,470
[4,5]	Progress Residential Trust Class B Series 2022-SFR5	4.896%	6/17/39	2,850	2,748
[4,5,6]	RESIMAC MBS Trust Class A1A Series 2018-2A, 1M USD LIBOR + 0.850%	5.740%	4/10/50	135	135
[4,6]	RFMSI Series Trust Class 2A1 Series 2006-SA3	5.149%	9/25/36	2,213	1,193
[4,6]	RFMSI Trust Class 2A1 Series 2006-SA2	4.949%	8/25/36	5,641	3,320
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2022-6	4.490%	11/16/26	7,670	7,589
[4]	Santander Drive Auto Receivables Trust Class C Series 2022-2	3.760%	7/16/29	13,030	12,577
[4]	Santander Drive Auto Receivables Trust Class C Series 2023-1	5.090%	5/15/30	2,000	1,983
[4,5]	Santander Retail Auto Lease Trust Class B Series 2022-B	3.850%	3/22/27	6,030	5,838
[4,5]	Santander Retail Auto Lease Trust Class D Series 2020-B	1.980%	10/20/25	17,540	16,892
[4,5]	Santander Retail Auto Lease Trust Class D Series 2021-B	1.410%	11/20/25	14,530	13,746
[4,5]	SMB Private Education Loan Trust Class A2A Series 2016-A	2.700%	5/15/31	2,093	2,018
[4,5]	SMB Private Education Loan Trust Class A2A Series 2017-B	2.820%	10/15/35	6,477	6,189
[4,5]	SMB Private Education Loan Trust Class A2A Series 2018-B	3.600%	1/15/37	9,200	8,858
[4,5]	SMB Private Education Loan Trust Class A2A Series 2018-C	3.630%	11/15/35	11,149	10,776
[4,5,6]	SoFi Professional Loan Program LLC Class A1 Series 2017-C, 1M USD LIBOR + 0.600%	5.620%	7/25/40	31	31
[4,5]	SoFi Professional Loan Program LLC Class A2B Series 2017-A	2.400%	3/26/40	28	28
[4,5]	SoFi Professional Loan Program LLC Class A2B Series 2017-E	2.720%	11/26/40	257	256
[4,5]	SoFi Professional Loan Program LLC Class A2FX Series 2017-B	2.740%	5/25/40	465	460
[4,5]	SoFi Professional Loan Program LLC Class A2FX Series 2017-D	2.650%	9/25/40	2,022	1,939
[4,5]	SoFi Professional Loan Program LLC Class A2FX Series 2017-F	2.840%	1/25/41	2,259	2,183
[4]	Synchrony Card Funding Trust LLC Class A Series 2022-A2	3.860%	7/15/28	26,580	26,004
[4,5]	Tesla Auto Lease Trust Class A4 Series 2021-B	0.630%	9/22/25	7,820	7,453
[4,5]	Tesla Auto Lease Trust Class B Series 2021-B	0.910%	9/22/25	11,660	10,994
[4,5]	Tesla Auto Lease Trust Class C Series 2021-B	1.120%	9/22/25	7,770	7,334
[4,5]	T-Mobile US Trust Class A Series 2022-1A	4.910%	5/22/28	12,290	12,339
[4,5]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/36	21,960	20,950
[4,5]	Toyota Auto Loan Extended Note Trust Class A Series 2019-1A	2.560%	11/25/31	2,640	2,562
[4,5]	Toyota Auto Loan Extended Note Trust Class A Series 2020-1A	1.350%	5/25/33	17,410	16,266

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-C	0.720%	1/15/27	19,640	18,020
[4]	Toyota Auto Receivables Owner Trust Class A3 Series 2022-C	3.760%	4/15/27	18,590	18,282
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2021-D	1.020%	3/15/27	11,100	10,188
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2022-C	3.770%	2/15/28	10,080	9,821
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2022-D	5.430%	4/17/28	10,710	11,051
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-A	4.420%	8/15/28	7,865	7,799
[4,5]	Trinity Rail Leasing LLC Class A2 Series 2018-1A	4.620%	6/17/48	18,660	17,914
[4]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	5,515	5,152
[4]	UBS Commercial Mortgage Trust Class ASB Series 2019-C16	3.460%	4/15/52	5,849	5,535
[4,5]	UBS-BAMLL Trust Class A Series 2012-WRM	3.663%	6/10/30	793	746
[4]	UBS-Barclays Commercial Mortgage Trust Class AS Series 2013-C6	3.469%	4/10/46	398	396
[4]	Verizon Master Trust Class A Series 2021-2	0.990%	4/20/28	18,260	17,225
[4]	Verizon Master Trust Class A Series 2022-6	3.670%	1/22/29	23,470	22,899
[4]	Verizon Master Trust Class A Series 2023-1	4.490%	1/22/29	17,220	17,291
[4]	Verizon Master Trust Class A1A Series 2022-7	5.230%	11/22/27	14,070	14,128
[4]	Verizon Master Trust Class B Series 2021-1	0.690%	5/20/27	22,770	21,650
[4]	Verizon Master Trust Class B Series 2021-2	1.280%	4/20/28	19,430	18,308
[4]	Verizon Master Trust Class C Series 2021-1	0.890%	5/20/27	12,360	11,786
[4,6]	WaMu Mortgage Pass-Through Certificates Class 1A7 Series 2003-AR9 Trust	4.156%	9/25/33	304	292
[4,6]	WaMu Mortgage Pass-Through Certificates Class A Series 2002-AR18 Trust	4.328%	1/25/33	46	44
[4,6]	WaMu Mortgage Pass-Through Certificates Class A7 Series 2003-AR7 Trust	3.868%	8/25/33	226	215
[4]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/50	6,950	6,619
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C30	3.664%	9/15/58	5,260	5,104
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C39	3.157%	9/15/50	5,750	5,370
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	2,495	2,332
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-RC1	3.631%	1/15/60	2,479	2,338
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	3,435	3,281
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/61	3,040	2,941
[4,6]	Wells Fargo Commercial Mortgage Trust Class AS Series 2013-LC12	4.426%	7/15/46	4,906	4,882
[4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2014-LC16	4.020%	8/15/50	7,100	6,888
[4]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2019-C49	3.933%	3/15/52	7,894	7,632
[4]	Wells Fargo Commercial Mortgage Trust Class B Series 2014-LC16	4.322%	8/15/50	6,550	5,889
[4]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/50	6,830	5,150
[4,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2015-LC22	4.702%	9/15/58	4,885	4,539

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/51	3,490	2,973
[4,6]	Wells Fargo Mortgage Backed Securities Trust Class 2A1 Series 2006-AR14	4.512%	10/25/36	2,173	1,940
[4,5,6]	WFLD Mortgage Trust Class A Series 2014-MONT	3.880%	8/10/31	35,485	30,493
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C21	3.410%	8/15/47	2,081	2,023
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-LC14	3.766%	3/15/47	1,787	1,765
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C13	3.345%	5/15/45	1,022	1,017
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C21	3.891%	8/15/47	7,130	6,827
[4,6]	WFRBS Commercial Mortgage Trust Class B Series 2013-C18	4.997%	12/15/46	5,775	5,592
[4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/47	11,110	8,329
[4,6]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/47	4,500	2,334
[4]	World Omni Auto Receivables Trust Class A3 Series 2022-C	3.660%	10/15/27	10,150	9,940
[4]	World Omni Auto Receivables Trust Class A4 Series 2021-D	1.100%	11/15/27	13,110	12,062
[4]	World Omni Auto Receivables Trust Class A4 Series 2022-C	3.680%	9/15/28	10,970	10,614
[4]	World Omni Auto Receivables Trust Class A4 Series 2022-D	5.700%	2/15/29	6,510	6,792
[4]	World Omni Auto Receivables Trust Class A4 Series 2023-A	4.660%	5/15/29	7,050	7,080
[4]	World Omni Auto Receivables Trust Class B Series 2021-B	1.040%	6/15/27	4,360	3,999
[4]	World Omni Auto Receivables Trust Class B Series 2021-C	0.840%	9/15/27	5,360	4,866
[4]	World Omni Auto Receivables Trust Class C Series 2020-C	1.390%	5/17/27	3,900	3,654
[4]	World Omni Auto Receivables Trust Class C Series 2021-B	1.290%	12/15/27	4,270	3,906
[4]	World Omni Auto Receivables Trust Class C Series 2021-C	1.060%	4/17/28	2,420	2,189
[4]	World Omni Auto Receivables Trust Class C Series 2021-D	1.720%	6/15/28	4,640	4,231
[4]	World Omni Automobile Lease Securitization Trust Class B Series 2022-A	3.670%	6/15/27	4,970	4,834
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,238,075)					2,124,332
Corporate Bonds (83.1%)
Communications (6.1%)
	Activision Blizzard Inc.	3.400%	9/15/26	7,819	7,580
	AT&T Inc.	0.900%	3/25/24	181,884	175,020
	AT&T Inc.	3.875%	1/15/26	10,870	10,688
	AT&T Inc.	1.700%	3/25/26	210,670	194,501
[8]	AT&T Inc.	2.900%	12/4/26	1,000	1,165
	AT&T Inc.	2.300%	6/1/27	57,467	52,728
	AT&T Inc.	1.650%	2/1/28	53,362	46,776
	AT&T Inc.	4.100%	2/15/28	17,577	17,186
	Booking Holdings Inc.	3.600%	6/1/26	16,000	15,639
[5]	CCO Holdings LLC / CCO Holdings Capital Corp.	6.375%	9/1/29	1,935	1,839
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	234,157	231,829

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	27,070	25,167
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.200%	3/15/28	9,640	9,134
	Comcast Corp.	3.375%	8/15/25	90,024	87,962
	Comcast Corp.	3.950%	10/15/25	63,324	62,575
	Comcast Corp.	3.150%	3/1/26	63,428	61,633
[9]	Comcast Corp.	0.000%	9/14/26	48,105	47,342
	Comcast Corp.	2.350%	1/15/27	51,581	48,165
	Comcast Corp.	5.350%	11/15/27	18,990	19,753
	Comcast Corp.	3.150%	2/15/28	21,995	20,967
	Comcast Corp.	3.550%	5/1/28	29,295	28,259
	Comcast Corp.	5.250%	11/7/25	16,790	17,132
[5]	Cox Communications Inc.	3.150%	8/15/24	9,327	9,085
[5]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	1,523	1,337
	Discovery Communications LLC	3.800%	3/13/24	62,824	61,702
	Discovery Communications LLC	3.900%	11/15/24	28,005	27,236
	Discovery Communications LLC	3.450%	3/15/25	5,993	5,789
	Discovery Communications LLC	3.950%	6/15/25	6,790	6,594
	Discovery Communications LLC	4.900%	3/11/26	77,970	77,914
[5]	DISH DBS Corp.	5.250%	12/1/26	2,413	1,842
	Expedia Group Inc.	4.625%	8/1/27	21,939	21,548
	Fox Corp.	3.050%	4/7/25	56,576	54,549
[5]	Frontier Communications Holdings LLC	5.875%	10/15/27	988	909
[5]	Frontier Communications Holdings LLC	5.000%	5/1/28	5,208	4,569
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	6,672	6,576
[5]	Level 3 Financing Inc.	4.625%	9/15/27	1,640	1,011
[5]	Level 3 Financing Inc.	4.250%	7/1/28	1,490	867
[5]	Level 3 Financing Inc.	3.625%	1/15/29	1,415	791
[5]	Magallanes Inc.	3.638%	3/15/25	72,515	70,137
[5]	Magallanes Inc.	3.755%	3/15/27	190,885	179,999
	Meta Platforms Inc.	3.500%	8/15/27	202,738	196,853
	Netflix Inc.	5.875%	2/15/25	1,455	1,477
[5]	Netflix Inc.	3.625%	6/15/25	12,468	12,111
	Netflix Inc.	4.375%	11/15/26	15,452	15,356
	Netflix Inc.	4.875%	4/15/28	26,602	26,796
	Netflix Inc.	5.875%	11/15/28	39,333	41,527
[5]	Nexstar Media Inc.	5.625%	7/15/27	3,875	3,640
[5]	Nexstar Media Inc.	4.750%	11/1/28	2,898	2,550
[5]	NTT Finance Corp.	1.162%	4/3/26	87,855	79,994
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	21,539	20,960
	Paramount Global Inc.	4.750%	5/15/25	57,148	56,593
	Paramount Global Inc.	4.000%	1/15/26	10,167	9,848
[5]	Rogers Communications Inc.	3.200%	3/15/27	38,720	36,314
[5]	Sirius XM Radio Inc.	3.125%	9/1/26	850	761
[5]	Sky Ltd.	3.750%	9/16/24	48,460	47,522
[9]	Sky Ltd.	2.500%	9/15/26	22,015	23,555
	Sprint Capital Corp.	6.875%	11/15/28	55,970	60,375
	Sprint LLC	7.125%	6/15/24	10,566	10,740
	Sprint LLC	7.625%	3/1/26	3,640	3,855
	Take-Two Interactive Software Inc.	3.550%	4/14/25	24,260	23,603
	Take-Two Interactive Software Inc.	3.700%	4/14/27	29,000	28,032
	Take-Two Interactive Software Inc.	4.950%	3/28/28	24,100	24,301
	Telefonica Emisiones SA	4.103%	3/8/27	52,154	50,446
	T-Mobile USA Inc.	3.500%	4/15/25	239,286	232,878
	T-Mobile USA Inc.	1.500%	2/15/26	54,009	49,462
	T-Mobile USA Inc.	2.250%	2/15/26	40,115	37,379

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	T-Mobile USA Inc.	2.625%	4/15/26	6,695	6,286
	T-Mobile USA Inc.	3.750%	4/15/27	127,714	123,060
	T-Mobile USA Inc.	5.375%	4/15/27	9,475	9,580
	T-Mobile USA Inc.	4.950%	3/15/28	61,131	61,788
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	55	53
	VeriSign Inc.	5.250%	4/1/25	14,183	14,229
	Verizon Communications Inc.	1.450%	3/20/26	104,485	96,251
	Verizon Communications Inc.	2.625%	8/15/26	44,140	41,778
	Verizon Communications Inc.	4.125%	3/16/27	43,382	42,962
	Verizon Communications Inc.	3.000%	3/22/27	55,195	52,602
	Verizon Communications Inc.	2.100%	3/22/28	111,679	99,835
	Verizon Communications Inc.	4.329%	9/21/28	35,092	34,714
[5]	Videotron Ltd.	5.125%	4/15/27	1,875	1,808
	Vodafone Group plc	4.125%	5/30/25	22,338	22,074
	Walt Disney Co.	3.350%	3/24/25	60,588	59,562
	Walt Disney Co.	1.750%	1/13/26	51,005	47,921
	Walt Disney Co.	3.375%	11/15/26	43,428	42,236
	Walt Disney Co.	3.700%	3/23/27	7,057	6,938
	Walt Disney Co.	2.200%	1/13/28	4,818	4,427
					3,580,527
Consumer Discretionary (6.2%)
[5]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	1,974	1,853
	Advance Auto Parts Inc.	5.900%	3/9/26	8,355	8,566
	Advance Auto Parts Inc.	5.950%	3/9/28	22,650	23,350
	Amazon.com Inc.	4.600%	12/1/25	163,000	164,605
	Amazon.com Inc.	3.150%	8/22/27	19,500	18,788
	Amazon.com Inc.	4.550%	12/1/27	142,470	145,042
	American Honda Finance Corp.	0.550%	7/12/24	88,225	83,863
	American Honda Finance Corp.	0.750%	8/9/24	14,895	14,140
	American Honda Finance Corp.	2.150%	9/10/24	25,198	24,322
	American Honda Finance Corp.	4.600%	4/17/25	126,580	126,561
	American Honda Finance Corp.	1.200%	7/8/25	47,276	44,002
	American Honda Finance Corp.	4.750%	1/12/26	20,440	20,654
	Asbury Automotive Group Inc.	4.500%	3/1/28	7,269	6,636
	AutoZone Inc.	3.625%	4/15/25	50,197	48,945
	AutoZone Inc.	3.750%	6/1/27	15,500	15,029
	AutoZone Inc.	4.500%	2/1/28	42,025	41,895
[9]	BMW Finance NV	1.000%	5/22/28	1,200	1,187
[5]	BMW US Capital LLC	1.250%	8/12/26	24,500	22,186
[5]	BMW US Capital LLC	3.450%	4/1/27	9,875	9,601
	Brunswick Corp.	0.850%	8/18/24	34,250	32,219
[5]	Caesars Entertainment Inc.	6.250%	7/1/25	2,420	2,423
[5]	Caesars Resort Collection LLC / CRC Finco Inc.	5.750%	7/1/25	3,065	3,088
[5]	Carnival Corp.	4.000%	8/1/28	3,690	3,199
[5]	Churchill Downs Inc.	5.500%	4/1/27	6,559	6,409
[5]	Churchill Downs Inc.	4.750%	1/15/28	2,831	2,672
[5]	Clarios Global LP	6.750%	5/15/25	2,269	2,272
[5,10]	Clarios Global LP / Clarios US Finance Co.	6.750%	5/15/28	485	486
[5]	Daimler Finance North America LLC	2.700%	6/14/24	37,200	36,289
[5]	Daimler Finance North America LLC	1.450%	3/2/26	17,440	16,024
	eBay Inc.	5.900%	11/22/25	17,260	17,743
	eBay Inc.	1.400%	5/10/26	28,500	25,987
	eBay Inc.	5.950%	11/22/27	26,329	27,571
[5]	ERAC USA Finance LLC	3.850%	11/15/24	37,894	37,188
[5]	ERAC USA Finance LLC	3.800%	11/1/25	18,585	18,013
[5]	ERAC USA Finance LLC	3.300%	12/1/26	2,965	2,826
[5]	ERAC USA Finance LLC	4.600%	5/1/28	20,520	20,470
	Ford Motor Credit Co. LLC	4.134%	8/4/25	1,195	1,134

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ford Motor Credit Co. LLC	3.375%	11/13/25	9,395	8,726
	Ford Motor Credit Co. LLC	2.700%	8/10/26	6,095	5,407
	Ford Motor Credit Co. LLC	4.950%	5/28/27	16,975	16,070
	Ford Motor Credit Co. LLC	4.125%	8/17/27	6,703	6,146
	Ford Motor Credit Co. LLC	3.815%	11/2/27	993	891
	General Motors Co.	6.125%	10/1/25	107,602	109,420
	General Motors Financial Co. Inc.	3.950%	4/13/24	51,061	50,211
	General Motors Financial Co. Inc.	1.200%	10/15/24	33,600	31,637
	General Motors Financial Co. Inc.	3.500%	11/7/24	37,585	36,618
	General Motors Financial Co. Inc.	4.000%	1/15/25	4,900	4,786
	General Motors Financial Co. Inc.	2.900%	2/26/25	39,315	37,632
	General Motors Financial Co. Inc.	4.350%	4/9/25	25,075	24,565
	General Motors Financial Co. Inc.	2.750%	6/20/25	21,853	20,736
	General Motors Financial Co. Inc.	6.050%	10/10/25	85,203	86,142
	General Motors Financial Co. Inc.	1.250%	1/8/26	153,293	138,136
	General Motors Financial Co. Inc.	5.250%	3/1/26	29,409	29,387
	General Motors Financial Co. Inc.	5.400%	4/6/26	53,040	53,093
	General Motors Financial Co. Inc.	1.500%	6/10/26	10,377	9,273
	General Motors Financial Co. Inc.	4.000%	10/6/26	22,140	21,227
	General Motors Financial Co. Inc.	4.350%	1/17/27	18,743	18,156
	General Motors Financial Co. Inc.	2.350%	2/26/27	38,865	34,963
	General Motors Financial Co. Inc.	5.000%	4/9/27	48,499	47,966
	General Motors Financial Co. Inc.	2.700%	8/20/27	25,903	23,228
	General Motors Financial Co. Inc.	6.000%	1/9/28	18,139	18,512
	General Motors Financial Co. Inc.	2.400%	4/10/28	23,344	20,381
[5]	Harley-Davidson Financial Services Inc.	3.350%	6/8/25	14,500	13,836
[5]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	105,072	95,028
	Harley-Davidson Inc.	3.500%	7/28/25	16,500	15,813
[5]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	7,959	7,953
	Home Depot Inc.	2.800%	9/14/27	8,635	8,198
	Home Depot Inc.	3.900%	12/6/28	14,460	14,348
	Honda Motor Co. Ltd.	2.271%	3/10/25	28,570	27,387
	Honda Motor Co. Ltd.	2.534%	3/10/27	38,590	36,258
	Lennar Corp.	4.500%	4/30/24	34,650	34,343
	Lennar Corp.	5.875%	11/15/24	19,400	19,498
	Lennar Corp.	4.750%	5/30/25	22,084	21,921
	Lennar Corp.	5.250%	6/1/26	52,497	52,811
[5]	Live Nation Entertainment Inc.	6.500%	5/15/27	10,985	11,053
[5]	Live Nation Entertainment Inc.	3.750%	1/15/28	1,647	1,479
	Lowe's Cos. Inc.	4.400%	9/8/25	18,865	18,784
	Lowe's Cos. Inc.	4.800%	4/1/26	72,320	72,864
	Lowe's Cos. Inc.	3.350%	4/1/27	32,480	31,306
	Lowe's Cos. Inc.	1.300%	4/15/28	19,005	16,442
	Lowe's Cos. Inc.	1.700%	9/15/28	9,645	8,428
[9]	LVMH Moet Hennessy Louis Vuitton SE	0.125%	2/11/28	1,000	964
	Marriott International Inc.	3.750%	10/1/25	15,325	14,836
	Marriott International Inc.	3.125%	6/15/26	6,390	6,081
	Marriott International Inc.	5.000%	10/15/27	14,150	14,289
[5]	Mattel Inc.	5.875%	12/15/27	9,219	9,230
	McDonald's Corp.	1.450%	9/1/25	24,300	22,754
	McDonald's Corp.	3.500%	7/1/27	21,500	20,906
[5]	Mercedes-Benz Finance North America LLC	0.750%	3/1/24	61,655	59,436
[5]	Mercedes-Benz Finance North America LLC	4.950%	3/30/25	42,230	42,297
[5]	Mercedes-Benz Finance North America LLC	4.800%	3/30/26	47,645	48,004
[5]	Mercedes-Benz Finance North America LLC	4.800%	3/30/28	54,000	54,423
[8]	Mercedes-Benz International Finance BV	1.625%	11/11/24	3,000	3,591
[5]	Meritage Homes Corp.	3.875%	4/15/29	780	704
[5]	NCL Corp. Ltd.	5.875%	2/15/27	1,298	1,225

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Nissan Motor Acceptance Co. LLC	1.050%	3/8/24	50,400	48,119
[5]	Nissan Motor Acceptance Co. LLC	1.125%	9/16/24	23,960	22,353
[5]	Nissan Motor Co. Ltd.	3.043%	9/15/23	105,000	103,781
[5]	Penn National Gaming Inc.	5.625%	1/15/27	1,225	1,165
[9]	RCI Banque SA	4.875%	9/21/28	400	441
	Ross Stores Inc.	0.875%	4/15/26	20,065	17,989
[5]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	706	749
	Starbucks Corp.	4.750%	2/15/26	28,825	29,084
	Starbucks Corp.	2.000%	3/12/27	3,813	3,497
	TJX Cos. Inc.	2.250%	9/15/26	2,011	1,895
[9]	Toyota Finance Australia Ltd.	2.280%	10/21/27	800	838
	Toyota Motor Corp.	3.650%	8/18/25	52,285	51,380
	Toyota Motor Credit Corp.	4.400%	9/20/24	16,690	16,646
	Toyota Motor Credit Corp.	4.800%	1/10/25	26,660	26,760
	Toyota Motor Credit Corp.	1.450%	1/13/25	46,070	43,753
	Toyota Motor Credit Corp.	3.000%	4/1/25	39,050	37,966
	Toyota Motor Credit Corp.	3.950%	6/30/25	43,920	43,439
	Toyota Motor Credit Corp.	0.800%	10/16/25	78,885	72,324
	Toyota Motor Credit Corp.	5.400%	11/10/25	33,820	34,626
	Toyota Motor Credit Corp.	1.900%	1/13/27	67,445	61,987
	Toyota Motor Credit Corp.	3.050%	3/22/27	110,905	105,930
	Toyota Motor Credit Corp.	4.550%	9/20/27	66,140	66,833
[9]	Toyota Motor Credit Corp.	0.125%	11/5/27	6,159	5,852
	Toyota Motor Credit Corp.	4.625%	1/12/28	29,051	29,558
	Toyota Motor Credit Corp.	1.900%	4/6/28	23,933	21,386
[5]	Volkswagen Group of America Finance LLC	3.350%	5/13/25	4,500	4,359
[5]	Volkswagen Group of America Finance LLC	3.200%	9/26/26	5,000	4,737
[9]	Volkswagen Leasing GmbH	1.375%	1/20/25	3,000	3,170
[9]	Volkswagen Leasing GmbH	0.375%	7/20/26	51,800	50,893
[5]	William Carter Co.	5.625%	3/15/27	1,487	1,467
[5]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	1,101	1,024
					3,651,038
Consumer Staples (5.7%)
[5]	7-Eleven Inc.	0.800%	2/10/24	126,300	121,757
[5]	7-Eleven Inc.	0.950%	2/10/26	67,700	61,177
[5]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	6.500%	2/15/28	1,025	1,042
	Altria Group Inc.	2.350%	5/6/25	51,609	49,199
	Altria Group Inc.	4.400%	2/14/26	16,727	16,618
	Altria Group Inc.	2.625%	9/16/26	25,076	23,503
	Altria Group Inc.	4.800%	2/14/29	5,458	5,422
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	60,103	59,061
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	35,572	35,248
	BAT Capital Corp.	3.222%	8/15/24	54,007	52,544
	BAT Capital Corp.	2.789%	9/6/24	9,750	9,412
[8]	BAT Capital Corp.	2.125%	8/15/25	9,705	11,287
	BAT Capital Corp.	3.215%	9/6/26	71,137	67,374
	BAT Capital Corp.	4.700%	4/2/27	70,098	69,150
	BAT Capital Corp.	3.557%	8/15/27	20,893	19,559
	BAT Capital Corp.	2.259%	3/25/28	9,640	8,371
[5]	BAT International Finance plc	3.950%	6/15/25	69,925	68,426
	BAT International Finance plc	1.668%	3/25/26	133,090	121,186
[8]	BAT International Finance plc	4.000%	9/4/26	2,797	3,311
	BAT International Finance plc	4.448%	3/16/28	18,489	17,766
	Campbell Soup Co.	3.950%	3/15/25	20,050	19,706
	Campbell Soup Co.	4.150%	3/15/28	16,580	16,324
[5]	Cargill Inc.	4.500%	6/24/26	17,875	17,933

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	15,010	15,693
[9]	Coca-Cola Co.	1.875%	9/22/26	10,780	11,344
	Colgate-Palmolive Co.	4.600%	3/1/28	33,765	34,839
	Constellation Brands Inc.	4.750%	11/15/24	11,550	11,516
	Constellation Brands Inc.	4.400%	11/15/25	23,350	23,133
	Constellation Brands Inc.	4.750%	12/1/25	4,000	4,012
	Constellation Brands Inc.	3.700%	12/6/26	8,315	8,079
	Constellation Brands Inc.	3.500%	5/9/27	15,790	15,276
	Constellation Brands Inc.	4.350%	5/9/27	53,230	52,825
	Costco Wholesale Corp.	1.375%	6/20/27	38,761	35,006
	Diageo Capital plc	5.200%	10/24/25	30,885	31,365
	Diageo Capital plc	5.300%	10/24/27	38,960	40,624
	Dollar General Corp.	4.625%	11/1/27	18,750	18,832
[9]	ELO SACA	4.875%	12/8/28	300	318
	Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	6,634	6,631
	General Mills Inc.	4.200%	4/17/28	15,925	15,840
	GSK Consumer Healthcare Capital US LLC	3.375%	3/24/27	58,059	55,378
	Haleon UK Capital plc	3.125%	3/24/25	140,475	135,723
	J M Smucker Co.	3.500%	3/15/25	9,370	9,148
[5]	JDE Peet's NV	1.375%	1/15/27	36,090	31,543
[5]	Kenvue Inc.	5.350%	3/22/26	33,755	34,659
[5]	Kenvue Inc.	5.050%	3/22/28	17,725	18,356
	Keurig Dr Pepper Inc.	0.750%	3/15/24	5,905	5,683
	Keurig Dr Pepper Inc.	4.417%	5/25/25	30,055	29,846
	Keurig Dr Pepper Inc.	4.597%	5/25/28	54,365	54,587
	Kimberly-Clark Corp.	3.050%	8/15/25	14,995	14,575
	Kimberly-Clark de Mexico SAB de CV	3.250%	3/12/25	9,650	9,332
	Kraft Heinz Foods Co.	3.000%	6/1/26	20,400	19,536
	Kraft Heinz Foods Co.	3.875%	5/15/27	54,642	53,402
	Kroger Co.	3.500%	2/1/26	26,000	25,365
	Kroger Co.	2.650%	10/15/26	620	587
[5]	Lamb Weston Holdings Inc.	4.875%	5/15/28	2,210	2,168
[5]	Mars Inc.	4.550%	4/20/28	43,075	43,480
	McCormick & Co. Inc.	3.150%	8/15/24	8,564	8,348
	McCormick & Co. Inc.	3.400%	8/15/27	19,385	18,480
	Mead Johnson Nutrition Co.	4.125%	11/15/25	4,900	4,838
	Molson Coors Beverage Co.	3.000%	7/15/26	24,500	23,274
[5]	Mondelez International Holdings Netherlands BV	2.250%	9/19/24	72,805	70,112
[5]	Mondelez International Holdings Netherlands BV	0.750%	9/24/24	19,510	18,363
[5]	Mondelez International Holdings Netherlands BV	1.250%	9/24/26	48,010	42,979
	Mondelez International Inc.	1.500%	5/4/25	61,425	57,582
	Mondelez International Inc.	2.625%	3/17/27	29,030	27,194
[9]	Nestle Finance International Ltd.	0.000%	6/14/26	1,000	1,005
[9]	Nestle Holdings Inc.	0.875%	7/18/25	1,000	1,052
	Pepsico Inc.	3.600%	2/18/28	46,980	46,323
[5]	Performance Food Group Inc.	6.875%	5/1/25	997	1,004
[5]	Performance Food Group Inc.	5.500%	10/15/27	4,340	4,254
	Philip Morris International Inc.	5.125%	11/15/24	54,515	54,865
	Philip Morris International Inc.	1.500%	5/1/25	34,800	32,726
	Philip Morris International Inc.	3.375%	8/11/25	7,914	7,730
	Philip Morris International Inc.	5.000%	11/17/25	57,630	58,159
	Philip Morris International Inc.	4.875%	2/13/26	103,645	104,229
	Philip Morris International Inc.	2.750%	2/25/26	15,557	14,837
[9]	Philip Morris International Inc.	2.875%	3/3/26	21,455	23,249
	Philip Morris International Inc.	0.875%	5/1/26	33,850	30,516

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philip Morris International Inc.	5.125%	11/17/27	91,345	93,462
	Philip Morris International Inc.	4.875%	2/15/28	89,950	90,741
	Philip Morris International Inc.	3.125%	3/2/28	21,106	19,815
[9]	Procter & Gamble Co.	3.250%	8/2/26	25,850	28,596
	Procter & Gamble Co.	3.950%	1/26/28	7,670	7,703
[5]	Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	64,858	63,210
[5]	Reckitt Benckiser Treasury Services plc	3.000%	6/26/27	11,951	11,281
	Reynolds American Inc.	4.450%	6/12/25	144,271	141,957
	Target Corp.	1.950%	1/15/27	27,135	25,251
	Tyson Foods Inc.	3.950%	8/15/24	87,199	85,992
	Tyson Foods Inc.	4.000%	3/1/26	31,486	30,891
	Walmart Inc.	3.900%	9/9/25	157,795	156,857
	Walmart Inc.	4.000%	4/15/26	30,080	30,114
	Walmart Inc.	3.950%	9/9/27	136,305	136,812
	Walmart Inc.	3.900%	4/15/28	40,490	40,437
					3,358,315
Energy (5.9%)
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	2.061%	12/15/26	14,200	13,032
	BP Capital Markets America Inc.	3.410%	2/11/26	36,620	35,887
	BP Capital Markets America Inc.	3.119%	5/4/26	63,745	61,959
	BP Capital Markets America Inc.	3.017%	1/16/27	28,626	27,411
	BP Capital Markets America Inc.	4.234%	11/6/28	12,588	12,621
	BP Capital Markets plc	3.279%	9/19/27	49,894	48,311
[9]	BP Capital Markets plc	0.831%	11/8/27	19,200	18,941
	Buckeye Partners LP	4.150%	7/1/23	3,230	3,215
	Canadian Natural Resources Ltd.	3.900%	2/1/25	12,950	12,675
	Canadian Natural Resources Ltd.	2.050%	7/15/25	18,312	17,233
	Canadian Natural Resources Ltd.	3.850%	6/1/27	70,623	67,887
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	126,164	127,156
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	52,787	53,008
	Cheniere Energy Inc.	4.625%	10/15/28	3,665	3,498
	Chevron Corp.	1.554%	5/11/25	33,324	31,508
	Chevron Corp.	2.954%	5/16/26	4,800	4,658
[5]	CNX Resources Corp.	7.250%	3/14/27	446	444
	ConocoPhillips Co.	2.400%	3/7/25	23,370	22,449
	Continental Resources Inc.	3.800%	6/1/24	14,571	14,294
[5]	Continental Resources Inc.	2.268%	11/15/26	26,650	23,912
	Coterra Energy Inc.	3.900%	5/15/27	16,269	15,652
[5]	CrownRock LP / CrownRock Finance Inc.	5.625%	10/15/25	1,850	1,827
	DCP Midstream Operating LP	5.625%	7/15/27	1,801	1,831
	Devon Energy Corp.	5.250%	9/15/24	69,058	69,254
	Devon Energy Corp.	5.850%	12/15/25	13,303	13,539
	Diamondback Energy Inc.	3.250%	12/1/26	76,025	72,956
[5]	DT Midstream Inc.	4.125%	6/15/29	3,795	3,367
	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	6,378	6,189
	Empresa Nacional del Petroleo	4.375%	10/30/24	22,304	22,193
	Empresa Nacional del Petroleo	3.750%	8/5/26	13,839	13,089
	Empresa Nacional del Petroleo	5.250%	11/6/29	5,318	5,183
	Enable Midstream Partners LP	4.400%	3/15/27	97,045	94,518
	Enbridge Energy Partners LP	5.875%	10/15/25	24,941	25,434
	Enbridge Inc.	3.500%	6/10/24	36,445	35,827
	Enbridge Inc.	2.500%	1/15/25	32,322	31,055
	Enbridge Inc.	2.500%	2/14/25	9,714	9,295
	Enbridge Inc.	1.600%	10/4/26	29,100	26,352
	Enbridge Inc.	4.250%	12/1/26	4,461	4,393
	Enbridge Inc.	3.700%	7/15/27	33,084	31,774
	Energy Transfer LP	4.900%	2/1/24	40,324	40,101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Transfer LP	4.250%	4/1/24	43,468	42,917
	Energy Transfer LP	4.500%	4/15/24	40,686	40,215
	Energy Transfer LP	3.900%	5/15/24	6,970	6,846
	Energy Transfer LP	4.050%	3/15/25	53,734	52,738
	Energy Transfer LP	5.950%	12/1/25	10,655	10,837
	Energy Transfer LP	4.750%	1/15/26	3,155	3,129
	Energy Transfer LP	5.500%	6/1/27	7,831	7,946
	Energy Transfer LP	5.550%	2/15/28	33,780	34,495
[5]	Eni SpA	4.000%	9/12/23	77,305	77,229
[9]	Eni SpA	0.625%	9/19/24	2,000	2,122
	EnLink Midstream Partners LP	4.850%	7/15/26	2,915	2,838
	Enterprise Products Operating LLC	5.050%	1/10/26	48,255	49,084
	Enterprise Products Operating LLC	3.700%	2/15/26	31,438	30,882
[5]	EQM Midstream Partners LP	6.000%	7/1/25	1,067	1,048
[5]	EQM Midstream Partners LP	7.500%	6/1/27	3,429	3,414
	EQT Corp.	6.125%	2/1/25	18,158	18,245
	EQT Corp.	5.678%	10/1/25	12,790	12,744
[5]	EQT Corp.	3.125%	5/15/26	2,748	2,553
	EQT Corp.	3.900%	10/1/27	22,500	21,279
	Exxon Mobil Corp.	2.992%	3/19/25	27,951	27,224
	Exxon Mobil Corp.	3.043%	3/1/26	35,025	34,085
	Exxon Mobil Corp.	2.275%	8/16/26	10,813	10,249
	Genesis Energy LP / Genesis Energy Finance Corp.	6.500%	10/1/25	357	350
	Harvest Operations Corp.	1.000%	4/26/24	19,240	18,484
	KazMunayGas National Co. JSC	6.375%	10/24/48	2,800	2,372
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	5,145	5,084
	Kinder Morgan Inc.	4.300%	6/1/25	25,844	25,526
	Kinder Morgan Inc.	1.750%	11/15/26	29,100	26,298
	Kinder Morgan Inc.	4.300%	3/1/28	4,820	4,749
	Marathon Petroleum Corp.	3.625%	9/15/24	31,830	31,188
	Marathon Petroleum Corp.	4.700%	5/1/25	103,522	102,903
	Marathon Petroleum Corp.	5.125%	12/15/26	55,600	56,330
	Marathon Petroleum Corp.	3.800%	4/1/28	15,594	14,963
	MPLX LP	4.875%	12/1/24	29,939	29,827
	MPLX LP	4.875%	6/1/25	20,170	20,105
	MPLX LP	1.750%	3/1/26	85,686	78,831
	MPLX LP	4.000%	3/15/28	13,710	13,232
	Newfield Exploration Co.	5.375%	1/1/26	32,854	32,971
	Occidental Petroleum Corp.	6.950%	7/1/24	1,841	1,873
	Occidental Petroleum Corp.	5.875%	9/1/25	4,445	4,506
	Occidental Petroleum Corp.	5.500%	12/1/25	2,665	2,673
	ONEOK Inc.	2.750%	9/1/24	19,529	18,905
	ONEOK Inc.	2.200%	9/15/25	20,076	18,757
	ONEOK Inc.	5.850%	1/15/26	69,178	70,599
	ONEOK Partners LP	4.900%	3/15/25	9,680	9,629
	Pertamina Persero PT	4.300%	5/20/23	40,975	40,914
	Pertamina Persero PT	1.400%	2/9/26	19,433	17,700
	Phillips 66	3.850%	4/9/25	18,475	18,111
	Phillips 66	1.300%	2/15/26	31,103	28,425
	Phillips 66	4.950%	12/1/27	48,220	48,664
	Phillips 66	3.900%	3/15/28	9,640	9,337
[5]	Phillips 66 Co.	3.605%	2/15/25	21,326	20,872
	Pioneer Natural Resources Co.	1.125%	1/15/26	31,105	28,378
	Pioneer Natural Resources Co.	5.100%	3/29/26	81,975	82,839
	Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	30,637	29,911

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	60,277	59,634
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	29,582	29,050
	QazaqGaz NC JSC	4.375%	9/26/27	2,699	2,523
	SA Global Sukuk Ltd.	0.946%	6/17/24	42,485	40,550
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	25,698	25,715
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	109,015	109,570
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	78,820	80,522
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	15,322	15,329
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	12,423	12,037
	Saudi Arabian Oil Co.	1.250%	11/24/23	3,629	3,550
	Saudi Arabian Oil Co.	2.875%	4/16/24	14,780	14,466
	Saudi Arabian Oil Co.	3.500%	4/16/29	36,812	34,852
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	23,701	21,983
	Shell International Finance BV	3.250%	5/11/25	34,824	34,036
	Solar Applied Materials Technology Corp.	4.000%	10/1/27	13,000	12,482
[11]	Southern Gas Corridor CJSC	6.875%	3/24/26	20,785	21,382
	Spectra Energy Partners LP	3.500%	3/15/25	11,985	11,627
	Spectra Energy Partners LP	3.375%	10/15/26	20,242	19,364
	Suvidhaa Infoserve Ltd.	3.900%	7/15/26	13,256	12,761
	Targa Resources Corp.	5.200%	7/1/27	31,820	31,886
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	4,121	4,203
	TotalEnergies Capital International SA	2.434%	1/10/25	9,937	9,611
	TransCanada PipeLines Ltd.	1.000%	10/12/24	94,119	88,399
	TransCanada PipeLines Ltd.	4.875%	1/15/26	28,389	28,443
	TransCanada PipeLines Ltd.	4.250%	5/15/28	24,145	23,613
	Western Midstream Operating LP	4.650%	7/1/26	3,620	3,524
	Williams Cos. Inc.	4.550%	6/24/24	114,409	113,456
	Williams Cos. Inc.	4.000%	9/15/25	9,899	9,694
	Williams Cos. Inc.	5.400%	3/2/26	24,115	24,621
	Williams Cos. Inc.	3.750%	6/15/27	23,300	22,529
					3,452,765
Financials (28.5%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.150%	10/29/23	30,665	29,948
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.875%	8/14/24	50,233	48,207
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.650%	10/29/24	172,300	161,195
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	10/29/24	87,100	81,630
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	1/15/25	27,615	26,477
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	7/15/25	24,230	24,456
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	37,600	36,470
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	1/30/26	67,076	60,183
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	72,260	64,810
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	22,393	20,759
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/27	17,631	16,980
	Affiliated Managers Group Inc.	3.500%	8/1/25	9,700	9,302
	Aflac Inc.	1.125%	3/15/26	43,772	40,081

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Air Lease Corp.	2.300%	2/1/25	42,260	40,025
	Air Lease Corp.	3.250%	3/1/25	2,910	2,792
	Air Lease Corp.	3.375%	7/1/25	37,083	35,528
	Air Lease Corp.	2.875%	1/15/26	72,485	67,699
	Air Lease Corp.	3.750%	6/1/26	4,000	3,810
	Air Lease Corp.	2.200%	1/15/27	29,100	26,067
	Air Lease Corp.	5.300%	2/1/28	25,500	25,250
	Aircastle Ltd.	4.125%	5/1/24	6,790	6,645
	Allstate Corp.	0.750%	12/15/25	9,670	8,715
	Ally Financial Inc.	3.875%	5/21/24	46,379	45,155
	Ally Financial Inc.	4.625%	3/30/25	3,814	3,712
	Ally Financial Inc.	5.800%	5/1/25	1,940	1,922
	Ally Financial Inc.	4.750%	6/9/27	29,000	27,471
	American Express Co.	2.250%	3/4/25	21,382	20,359
	American Express Co.	3.950%	8/1/25	58,238	57,121
	American Express Co.	4.990%	5/1/26	92,600	92,537
	American Express Co.	2.550%	3/4/27	72,137	66,831
	American International Group Inc.	2.500%	6/30/25	61,070	57,985
	American International Group Inc.	3.900%	4/1/26	12,725	12,438
	Ameriprise Financial Inc.	3.000%	4/2/25	20,610	19,869
	Ameriprise Financial Inc.	2.875%	9/15/26	11,645	11,068
[5]	Antares Holdings LP	2.750%	1/15/27	33,939	27,975
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	26,800	24,953
	Aon plc	3.500%	6/14/24	42,490	41,726
	Aon plc	3.875%	12/15/25	10,782	10,551
[5]	Apollo Management Holdings LP	4.000%	5/30/24	4,835	4,734
	Ares Capital Corp.	2.150%	7/15/26	29,000	25,234
[9]	Argenta Spaarbank NV	5.375%	11/29/27	400	439
[5]	Athene Global Funding	0.950%	1/8/24	34,970	33,582
[5]	Athene Global Funding	0.914%	8/19/24	11,320	10,561
	Athene Holding Ltd.	4.125%	1/12/28	31,391	28,599
[5]	Australia & New Zealand Banking Group Ltd.	2.950%	7/22/30	61,361	56,689
[6,12]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.000%	5.676%	7/26/29	7,830	5,204
[8]	Aviva plc	6.125%	11/14/36	7,200	9,038
	Banco Santander SA	2.746%	5/28/25	60,170	56,691
	Banco Santander SA	5.147%	8/18/25	12,400	12,304
	Banco Santander SA	5.179%	11/19/25	5,225	5,158
	Banco Santander SA	1.849%	3/25/26	29,250	26,515
	Banco Santander SA	5.294%	8/18/27	24,200	24,092
	Banco Santander SA	1.722%	9/14/27	22,000	19,353
	Bank of America Corp.	4.000%	1/22/25	89,110	87,437
	Bank of America Corp.	3.950%	4/21/25	76,426	74,657
	Bank of America Corp.	0.981%	9/25/25	17,390	16,292
	Bank of America Corp.	3.093%	10/1/25	19,000	18,344
	Bank of America Corp.	2.456%	10/22/25	19,250	18,400
	Bank of America Corp.	3.366%	1/23/26	18,890	18,202
	Bank of America Corp.	2.015%	2/13/26	51,370	48,351
	Bank of America Corp.	4.450%	3/3/26	53,863	53,080
	Bank of America Corp.	3.384%	4/2/26	111,500	107,521
	Bank of America Corp.	1.319%	6/19/26	84,240	77,126
	Bank of America Corp.	4.827%	7/22/26	67,644	67,003
	Bank of America Corp.	4.250%	10/22/26	27,110	26,383
	Bank of America Corp.	1.197%	10/24/26	43,560	39,423
	Bank of America Corp.	5.080%	1/20/27	25,800	25,789
	Bank of America Corp.	1.658%	3/11/27	48,515	43,853
	Bank of America Corp.	3.559%	4/23/27	28,110	26,822
	Bank of America Corp.	1.734%	7/22/27	137,745	123,438

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	3.248%	10/21/27	20,007	18,854
	Bank of America Corp.	3.824%	1/20/28	73,909	70,696
	Bank of America Corp.	2.551%	2/4/28	102,441	93,488
	Bank of America Corp.	3.705%	4/24/28	45,747	43,394
	Bank of America Corp.	4.376%	4/27/28	71,450	69,376
	Bank of America Corp.	4.948%	7/22/28	71,115	70,899
	Bank of America Corp.	6.204%	11/10/28	40,360	42,096
	Bank of America Corp.	3.419%	12/20/28	29,511	27,397
	Bank of America Corp.	3.970%	3/5/29	14,167	13,441
	Bank of America Corp.	5.202%	4/25/29	159,600	160,530
	Bank of America Corp.	2.087%	6/14/29	18,643	16,107
	Bank of America Corp.	4.271%	7/23/29	13,195	12,644
	Bank of America Corp.	2.972%	2/4/33	18,296	15,455
	Bank of Montreal	1.250%	9/15/26	27,680	24,655
	Bank of Montreal	0.949%	1/22/27	24,075	21,612
	Bank of Montreal	5.203%	2/1/28	26,000	26,428
	Bank of Montreal	4.338%	10/5/28	46,980	46,455
	Bank of New York Mellon Corp.	4.414%	7/24/26	34,575	34,173
	Bank of New York Mellon Corp.	2.450%	8/17/26	9,700	9,071
	Bank of New York Mellon Corp.	4.947%	4/26/27	100,000	100,715
	Bank of New York Mellon Corp.	3.400%	1/29/28	25,829	24,608
	Bank of New York Mellon Corp.	3.442%	2/7/28	45,782	43,843
	Bank of New York Mellon Corp.	5.802%	10/25/28	37,675	39,335
	Bank of New York Mellon Corp.	4.543%	2/1/29	39,500	39,392
	Bank of Nova Scotia	3.450%	4/11/25	20,075	19,476
	Bank of Nova Scotia	1.300%	6/11/25	39,410	36,406
	Bank of Nova Scotia	4.500%	12/16/25	47,180	46,373
	Bank of Nova Scotia	4.750%	2/2/26	59,200	59,073
	Bank of Nova Scotia	1.050%	3/2/26	55,650	49,950
	Bank of Nova Scotia	2.700%	8/3/26	32,080	30,073
	Bank of Nova Scotia	1.950%	2/2/27	27,540	25,089
[9]	Banque Federative du Credit Mutuel SA	1.625%	11/15/27	300	290
	Barclays plc	4.375%	9/11/24	55,709	54,048
	Barclays plc	3.650%	3/16/25	38,535	37,033
	Barclays plc	3.932%	5/7/25	51,325	50,176
	Barclays plc	4.375%	1/12/26	51,772	50,440
	Barclays plc	2.852%	5/7/26	28,346	26,707
	Barclays plc	5.200%	5/12/26	27,955	27,281
	Barclays plc	5.304%	8/9/26	54,190	53,788
	Barclays plc	7.325%	11/2/26	10,610	11,022
	Barclays plc	2.279%	11/24/27	11,880	10,633
	Barclays plc	5.501%	8/9/28	25,200	25,120
	Barclays plc	7.385%	11/2/28	54,005	57,679
	Becton Dickinson & Co.	5.850%	11/5/27	43,800	45,867
	Berkshire Hathaway Inc.	3.125%	3/15/26	9,267	9,040
[9]	Berkshire Hathaway Inc.	1.125%	3/16/27	6,100	6,151
	Brown & Brown Inc.	4.200%	9/15/24	33,202	32,797
	Canadian Imperial Bank of Commerce	5.144%	4/28/25	31,000	31,023
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	48,465	43,546
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	22,700	21,677
	Canadian Imperial Bank of Commerce	5.001%	4/28/28	38,600	38,753
	Capital One Financial Corp.	4.250%	4/30/25	9,640	9,340
	Capital One Financial Corp.	4.166%	5/9/25	46,250	45,057
	Capital One Financial Corp.	4.200%	10/29/25	23,563	22,507
	Capital One Financial Corp.	2.636%	3/3/26	72,400	68,060
	Capital One Financial Corp.	3.750%	3/9/27	43,898	41,105
	Capital One Financial Corp.	1.878%	11/2/27	48,250	41,971
	Capital One Financial Corp.	4.927%	5/10/28	38,600	37,434

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital One Financial Corp.	5.468%	2/1/29	56,550	55,620
	Capital One NA	2.280%	1/28/26	38,485	36,107
	Charles Schwab Corp.	3.625%	4/1/25	44,839	43,396
	Charles Schwab Corp.	3.850%	5/21/25	49,262	47,814
	Charles Schwab Corp.	0.900%	3/11/26	26,115	23,134
	Charles Schwab Corp.	1.150%	5/13/26	29,150	25,795
	Charles Schwab Corp.	2.450%	3/3/27	42,975	38,966
	Charles Schwab Corp.	3.300%	4/1/27	20,174	18,829
	Chubb INA Holdings Inc.	3.350%	5/15/24	37,307	36,699
[9]	Chubb INA Holdings Inc.	0.300%	12/15/24	21,768	22,641
	Chubb INA Holdings Inc.	3.150%	3/15/25	23,558	22,942
	Chubb INA Holdings Inc.	3.350%	5/3/26	85,984	84,160
	Citigroup Inc.	3.875%	3/26/25	26,482	25,734
	Citigroup Inc.	3.352%	4/24/25	8,680	8,478
	Citigroup Inc.	3.300%	4/27/25	11,650	11,300
	Citigroup Inc.	4.400%	6/10/25	28,325	27,824
	Citigroup Inc.	5.500%	9/13/25	2,615	2,623
	Citigroup Inc.	1.281%	11/3/25	19,100	17,930
	Citigroup Inc.	3.700%	1/12/26	9,600	9,355
	Citigroup Inc.	2.014%	1/25/26	40,635	38,365
	Citigroup Inc.	4.600%	3/9/26	54,240	53,597
	Citigroup Inc.	3.290%	3/17/26	24,200	23,382
	Citigroup Inc.	3.106%	4/8/26	63,180	60,780
	Citigroup Inc.	3.400%	5/1/26	28,800	27,760
	Citigroup Inc.	5.610%	9/29/26	38,670	39,127
	Citigroup Inc.	3.200%	10/21/26	84,303	80,118
	Citigroup Inc.	4.300%	11/20/26	31,424	30,806
	Citigroup Inc.	1.122%	1/28/27	38,800	34,851
	Citigroup Inc.	1.462%	6/9/27	81,460	73,124
	Citigroup Inc.	4.450%	9/29/27	33,114	32,372
	Citigroup Inc.	3.887%	1/10/28	38,540	37,056
	Citigroup Inc.	3.070%	2/24/28	48,150	44,991
	Citigroup Inc.	4.658%	5/24/28	34,780	34,469
	Citigroup Inc.	3.668%	7/24/28	73,016	69,132
	Citigroup Inc.	4.125%	7/25/28	4,700	4,478
	Citigroup Inc.	3.520%	10/27/28	9,650	9,060
	CNO Financial Group Inc.	5.250%	5/30/25	22,250	22,055
	Commonwealth Bank of Australia	5.316%	3/13/26	27,400	27,946
[6,12]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 0.700%	4.354%	1/14/27	19,300	12,711
[6,12]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.320%	4.795%	8/20/31	31,900	20,516
[6,12]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.800%	5.440%	9/10/30	7,300	4,823
	Cooperatieve Rabobank UA	4.375%	8/4/25	18,700	18,188
	Cooperatieve Rabobank UA	3.750%	7/21/26	48,131	45,293
[5]	Corebridge Financial Inc.	3.500%	4/4/25	54,043	51,944
[5]	Corebridge Financial Inc.	3.650%	4/5/27	84,327	79,531
	Credit Suisse AG	4.750%	8/9/24	20,000	19,323
	Credit Suisse AG	3.625%	9/9/24	29,705	28,291
	Credit Suisse AG	7.950%	1/9/25	31,340	32,050
	Credit Suisse AG	3.700%	2/21/25	32,578	30,853
	Credit Suisse AG	2.950%	4/9/25	29,340	27,305
	Credit Suisse AG	1.250%	8/7/26	33,690	28,737
	Credit Suisse AG	5.000%	7/9/27	40,415	38,957
	Credit Suisse AG	7.500%	2/15/28	13,036	13,912
	Credit Suisse Group AG	3.750%	3/26/25	67,437	62,800
	Credit Suisse Group AG	4.550%	4/17/26	18,413	17,174

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Credit Suisse Group AG	6.373%	7/15/26	24,452	23,851
[9]	Danske Bank A/S	1.000%	5/15/31	4,500	4,363
[9]	de Volksbank NV	0.250%	6/22/26	8,800	8,590
	Deutsche Bank AG	0.898%	5/28/24	31,360	29,595
	Deutsche Bank AG	2.222%	9/18/24	27,415	26,853
	Deutsche Bank AG	1.447%	4/1/25	28,940	27,282
	Deutsche Bank AG	4.500%	4/1/25	14,740	13,821
	Deutsche Bank AG	3.961%	11/26/25	2,650	2,529
	Deutsche Bank AG	6.119%	7/14/26	8,922	8,823
	Deutsche Bank AG	2.129%	11/24/26	69,850	61,999
	Deutsche Bank AG	2.311%	11/16/27	45,176	39,043
	Deutsche Bank AG	2.552%	1/7/28	3,966	3,453
	Deutsche Bank AG	6.720%	1/18/29	34,630	35,218
	Discover Bank	2.450%	9/12/24	34,165	32,476
	Discover Bank	3.450%	7/27/26	34,435	31,943
	Discover Bank	4.682%	8/9/28	14,450	13,397
	Discover Financial Services	3.750%	3/4/25	5,085	4,861
[5]	F&G Global Funding	0.900%	9/20/24	10,936	10,215
[5]	F&G Global Funding	1.750%	6/30/26	18,649	16,821
	Fifth Third Bancorp	2.375%	1/28/25	3,404	3,226
	Fifth Third Bancorp	2.550%	5/5/27	8,075	7,185
	Fifth Third Bancorp	1.707%	11/1/27	23,130	20,165
	Fifth Third Bancorp	3.950%	3/14/28	39,275	36,625
	Fifth Third Bancorp	6.361%	10/27/28	47,258	48,581
	Fifth Third Bancorp	4.772%	7/28/30	28,111	26,784
	Fifth Third Bank NA	3.950%	7/28/25	27,670	26,665
	Fifth Third Bank NA	3.850%	3/15/26	11,645	10,938
	First-Citizens Bank & Trust Co.	2.969%	9/27/25	16,692	15,611
	FS KKR Capital Corp.	3.400%	1/15/26	17,880	16,297
	GATX Corp.	3.250%	3/30/25	2,109	2,028
	GATX Corp.	3.250%	9/15/26	9,710	9,161
	Goldman Sachs Group Inc.	5.700%	11/1/24	73,554	74,215
	Goldman Sachs Group Inc.	3.500%	1/23/25	41,150	39,972
	Goldman Sachs Group Inc.	3.500%	4/1/25	60,540	58,817
[9]	Goldman Sachs Group Inc.	1.250%	5/1/25	2,000	2,092
	Goldman Sachs Group Inc.	3.750%	5/22/25	78,310	76,298
	Goldman Sachs Group Inc.	4.250%	10/21/25	56,569	55,548
	Goldman Sachs Group Inc.	0.855%	2/12/26	33,975	31,190
	Goldman Sachs Group Inc.	3.750%	2/25/26	8,197	7,990
	Goldman Sachs Group Inc.	3.500%	11/16/26	25,155	24,020
	Goldman Sachs Group Inc.	1.093%	12/9/26	57,212	51,213
	Goldman Sachs Group Inc.	3.850%	1/26/27	14,460	14,001
	Goldman Sachs Group Inc.	1.431%	3/9/27	104,087	93,661
	Goldman Sachs Group Inc.	1.542%	9/10/27	38,150	33,805
	Goldman Sachs Group Inc.	1.948%	10/21/27	72,690	65,140
	Goldman Sachs Group Inc.	2.640%	2/24/28	61,082	55,933
	Goldman Sachs Group Inc.	3.615%	3/15/28	43,804	41,694
[8]	Goldman Sachs Group Inc.	7.250%	4/10/28	4,700	6,377
	Goldman Sachs Group Inc.	3.691%	6/5/28	44,707	42,558
	Goldman Sachs Group Inc.	4.482%	8/23/28	119,200	117,030
	Goldman Sachs Group Inc.	3.814%	4/23/29	8,957	8,437
	Goldman Sachs Group Inc.	4.223%	5/1/29	6,400	6,147
	Hanover Insurance Group Inc.	4.500%	4/15/26	9,700	9,631
	HSBC Holdings plc	4.250%	3/14/24	12,516	12,319
	HSBC Holdings plc	4.250%	8/18/25	39,693	38,653
	HSBC Holdings plc	2.633%	11/7/25	46,895	44,705
	HSBC Holdings plc	4.300%	3/8/26	24,965	24,536
	HSBC Holdings plc	2.999%	3/10/26	41,330	39,384

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HSBC Holdings plc	1.645%	4/18/26	103,654	95,834
	HSBC Holdings plc	3.900%	5/25/26	29,850	28,848
	HSBC Holdings plc	2.099%	6/4/26	115,932	107,945
	HSBC Holdings plc	4.292%	9/12/26	55,223	53,582
	HSBC Holdings plc	1.589%	5/24/27	80,846	72,027
[8]	HSBC Holdings plc	1.750%	7/24/27	8,200	9,068
	HSBC Holdings plc	2.251%	11/22/27	32,600	29,167
	HSBC Holdings plc	4.041%	3/13/28	58,858	56,056
	HSBC Holdings plc	4.755%	6/9/28	44,881	43,848
	HSBC Holdings plc	5.210%	8/11/28	36,420	36,251
	HSBC Holdings plc	2.013%	9/22/28	9,650	8,399
	HSBC Holdings plc	7.390%	11/3/28	41,230	44,373
	HSBC Holdings plc	6.161%	3/9/29	43,512	44,751
	HSBC USA Inc.	5.625%	3/17/25	45,200	45,570
	Huntington Bancshares Inc.	4.443%	8/4/28	32,695	31,064
	ING Groep NV	1.726%	4/1/27	19,420	17,506
	ING Groep NV	4.017%	3/28/28	8,680	8,296
	Intercontinental Exchange Inc.	3.650%	5/23/25	26,400	25,927
	Intercontinental Exchange Inc.	3.750%	12/1/25	29,498	28,931
	Intercontinental Exchange Inc.	4.000%	9/15/27	52,800	52,296
	Invesco Finance plc	3.750%	1/15/26	13,760	13,354
[9]	JAB Holdings BV	1.000%	12/20/27	4,300	4,173
	JPMorgan Chase & Co.	3.900%	7/15/25	41,063	40,468
	JPMorgan Chase & Co.	2.301%	10/15/25	95,250	91,039
	JPMorgan Chase & Co.	1.561%	12/10/25	47,600	44,695
	JPMorgan Chase & Co.	2.005%	3/13/26	88,017	83,023
	JPMorgan Chase & Co.	2.083%	4/22/26	113,870	107,270
	JPMorgan Chase & Co.	4.080%	4/26/26	49,005	48,112
	JPMorgan Chase & Co.	3.200%	6/15/26	35,135	33,955
	JPMorgan Chase & Co.	1.045%	11/19/26	140,388	126,829
	JPMorgan Chase & Co.	4.125%	12/15/26	19,304	18,973
	JPMorgan Chase & Co.	1.040%	2/4/27	79,540	71,382
	JPMorgan Chase & Co.	1.578%	4/22/27	106,590	96,583
	JPMorgan Chase & Co.	1.470%	9/22/27	59,200	52,769
	JPMorgan Chase & Co.	3.782%	2/1/28	52,032	49,968
	JPMorgan Chase & Co.	2.947%	2/24/28	4,953	4,608
	JPMorgan Chase & Co.	4.323%	4/26/28	89,526	87,824
	JPMorgan Chase & Co.	3.540%	5/1/28	16,049	15,232
	JPMorgan Chase & Co.	2.182%	6/1/28	14,500	13,042
	JPMorgan Chase & Co.	4.851%	7/25/28	73,080	73,305
	JPMorgan Chase & Co.	4.005%	4/23/29	48,886	46,814
	JPMorgan Chase & Co.	1.953%	2/4/32	16,450	13,264
	Kemper Corp.	4.350%	2/15/25	9,059	8,833
	KeyBank NA	4.700%	1/26/26	20,000	19,318
	KeyBank NA	5.850%	11/15/27	41,553	41,456
[5]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.250%	10/1/25	3,880	3,646
	Lazard Group LLC	3.750%	2/13/25	7,625	7,394
[13,14]	Lehman Brothers E-Capital Trust I	3.589%	8/19/65	9,410	1
	Lloyds Banking Group plc	4.582%	12/10/25	42,383	40,839
	Lloyds Banking Group plc	4.650%	3/24/26	1,080	1,040
	Lloyds Banking Group plc	4.716%	8/11/26	41,290	40,736
	Lloyds Banking Group plc	3.750%	1/11/27	33,555	31,946
	Lloyds Banking Group plc	1.627%	5/11/27	19,415	17,354
	Lloyds Banking Group plc	3.750%	3/18/28	9,700	9,130
	Lloyds Banking Group plc	5.871%	3/6/29	25,700	26,286
[5]	LSEGA Financing plc	0.650%	4/6/24	29,120	27,749
[9]	Luminor Bank A/S	0.792%	12/3/24	5,344	5,587

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	M&T Bank Corp.	4.553%	8/16/28	90,725	85,992
[6,12]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.900%	6.463%	5/28/30	33,130	22,227
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	4,750	4,479
	Manufacturers & Traders Trust Co.	5.400%	11/21/25	14,890	14,515
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	64,660	62,445
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	64,942	61,613
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	29,500	28,877
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	28,877	27,328
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	42,199	41,336
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	45,665	41,997
	Mitsubishi UFJ Financial Group Inc.	4.788%	7/18/25	16,700	16,554
	Mitsubishi UFJ Financial Group Inc.	0.953%	7/19/25	70,480	66,609
	Mitsubishi UFJ Financial Group Inc.	5.063%	9/12/25	48,400	48,142
	Mitsubishi UFJ Financial Group Inc.	0.962%	10/11/25	31,700	29,616
	Mitsubishi UFJ Financial Group Inc.	5.719%	2/20/26	23,890	24,007
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	11,300	10,515
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	64,598	57,527
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	27,700	24,602
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	47,700	43,242
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	21,000	20,937
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	4,800	4,851
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	36,680	37,232
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	36,450	36,691
	Mizuho Financial Group Inc.	2.555%	9/13/25	28,700	27,517
[5]	Mizuho Financial Group Inc.	3.477%	4/12/26	9,700	9,326
	Mizuho Financial Group Inc.	2.226%	5/25/26	28,890	27,026
	Mizuho Financial Group Inc.	1.234%	5/22/27	52,063	46,054
	Mizuho Financial Group Inc.	1.554%	7/9/27	40,700	36,169
	Mizuho Financial Group Inc.	5.667%	5/27/29	29,450	30,001
	Morgan Stanley	4.000%	7/23/25	59,231	58,389
	Morgan Stanley	0.864%	10/21/25	11,410	10,622
	Morgan Stanley	1.164%	10/21/25	28,800	26,961
	Morgan Stanley	5.000%	11/24/25	79,980	80,143
	Morgan Stanley	3.875%	1/27/26	90,315	88,264
	Morgan Stanley	2.188%	4/28/26	88,000	82,885
	Morgan Stanley	4.679%	7/17/26	25,000	24,789
	Morgan Stanley	3.125%	7/27/26	12,619	12,003
	Morgan Stanley	4.350%	9/8/26	41,130	40,255
	Morgan Stanley	6.138%	10/16/26	40,000	41,140
	Morgan Stanley	0.985%	12/10/26	59,465	53,215
	Morgan Stanley	3.625%	1/20/27	66,477	64,049
	Morgan Stanley	5.050%	1/28/27	37,940	38,023
	Morgan Stanley	3.950%	4/23/27	25,965	24,966
	Morgan Stanley	1.593%	5/4/27	54,835	49,341
	Morgan Stanley	1.512%	7/20/27	66,650	59,277
[9]	Morgan Stanley	0.406%	10/29/27	8,226	7,935
	Morgan Stanley	2.475%	1/21/28	94,000	85,846
	Morgan Stanley	4.210%	4/20/28	29,100	28,212
	Morgan Stanley	3.591%	7/22/28	16,409	15,522
	Morgan Stanley	6.296%	10/18/28	89,680	94,229
	Morgan Stanley	3.772%	1/24/29	26,000	24,623
	Morgan Stanley	5.123%	2/1/29	27,220	27,343
[9]	Morgan Stanley	4.656%	3/2/29	6,800	7,619
	Morgan Stanley	5.164%	4/20/29	141,500	142,498
	Morgan Stanley Bank NA	4.754%	4/21/26	53,700	53,988
	National Australia Bank Ltd.	4.944%	1/12/28	28,960	29,516
[9]	Nationwide Building Society	2.000%	7/25/29	29,394	30,980

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	NatWest Group plc	1.750%	3/2/26	14,500	15,249
	NatWest Group plc	4.800%	4/5/26	24,675	24,589
	NatWest Group plc	5.847%	3/2/27	29,200	29,541
	NatWest Group plc	1.642%	6/14/27	22,600	20,116
	NatWest Group plc	3.073%	5/22/28	12,286	11,253
	NatWest Group plc	5.516%	9/30/28	9,700	9,731
	NatWest Group plc	3.754%	11/1/29	30,835	29,115
[8]	NatWest Group plc	2.105%	11/28/31	7,300	7,856
[9]	NatWest Markets plc	0.125%	11/12/25	9,700	9,729
[8]	NIBC Bank NV	3.125%	11/15/23	34,400	42,470
	Nomura Holdings Inc.	1.851%	7/16/25	13,236	12,156
	Nomura Holdings Inc.	2.329%	1/22/27	24,300	21,606
	Nomura Holdings Inc.	5.386%	7/6/27	19,400	19,208
	Nomura Holdings Inc.	5.842%	1/18/28	19,200	19,430
	Northern Trust Corp.	4.000%	5/10/27	20,725	20,350
[5]	Nuveen Finance LLC	4.125%	11/1/24	14,375	14,087
	OneMain Finance Corp.	3.500%	1/15/27	2,438	2,082
	Owl Rock Capital Corp.	3.750%	7/22/25	9,580	8,858
	Owl Rock Capital Corp.	4.250%	1/15/26	1,940	1,808
	Owl Rock Capital Corp.	3.400%	7/15/26	38,714	34,639
[8]	Pension Insurance Corp. plc	6.500%	7/3/24	19,905	24,863
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.450%	7/1/24	61,827	60,396
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	1.200%	11/15/25	58,335	52,371
[8]	Phoenix Group Holdings plc	6.625%	12/18/25	23,593	29,714
	PNC Financial Services Group Inc.	4.758%	1/26/27	90,677	89,725
	PNC Financial Services Group Inc.	5.354%	12/2/28	52,630	52,954
	Principal Financial Group Inc.	3.100%	11/15/26	5,935	5,657
	Progressive Corp.	2.500%	3/15/27	34,943	32,673
[5]	Protective Life Global Funding	1.618%	4/15/26	22,570	20,466
[5]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/26	2,360	2,102
[8]	Rothesay Life plc	8.000%	10/30/25	19,730	25,427
	Royal Bank of Canada	4.950%	4/25/25	89,600	89,663
[5]	Royal Bank of Canada	4.784%	12/12/25	23,170	23,331
	Royal Bank of Canada	1.200%	4/27/26	70,280	63,610
	Royal Bank of Canada	1.150%	7/14/26	42,284	38,055
	Royal Bank of Canada	1.400%	11/2/26	33,685	30,132
	Royal Bank of Canada	3.625%	5/4/27	20,530	19,776
	Royal Bank of Canada	4.240%	8/3/27	10,600	10,378
	Royal Bank of Canada	6.000%	11/1/27	48,300	50,772
	Royal Bank of Canada	4.900%	1/12/28	56,455	56,810
	Santander Holdings USA Inc.	3.500%	6/7/24	36,648	35,620
	Santander Holdings USA Inc.	3.450%	6/2/25	36,885	35,087
	Santander Holdings USA Inc.	6.499%	3/9/29	24,430	24,550
	Santander UK Group Holdings plc	1.532%	8/21/26	33,875	30,465
	Santander UK Group Holdings plc	6.833%	11/21/26	49,840	50,725
	Santander UK Group Holdings plc	1.673%	6/14/27	63,415	55,591
	Santander UK Group Holdings plc	2.469%	1/11/28	38,002	33,808
	Santander UK Group Holdings plc	6.534%	1/10/29	19,270	19,814
[8]	Scottish Widows Ltd.	5.500%	6/16/23	29,365	36,861
[5]	Security Benefit Global Funding	1.250%	5/17/24	13,595	12,948
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	9,700	8,575
[6,12]	Standard Chartered plc, 3M Australian Bank Bill Rate + 1.850%	5.549%	6/28/25	20,500	13,487
	State Street Corp.	4.857%	1/26/26	9,550	9,537
	State Street Corp.	5.751%	11/4/26	9,600	9,797

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	State Street Corp.	5.820%	11/4/28	23,046	24,097
	Stifel Financial Corp.	4.250%	7/18/24	14,300	14,072
	Sumitomo Mitsui Financial Group Inc.	5.464%	1/13/26	11,600	11,722
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	23,160	22,487
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	59,284	55,422
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	48,900	43,411
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	23,285	22,099
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	19,400	17,558
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	9,700	9,191
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	34,150	34,927
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	12,670	10,817
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	3,100	2,559
[6,12]	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.250%	4.911%	10/16/24	13,821	9,126
	Synchrony Bank	5.400%	8/22/25	24,600	23,479
	Synchrony Financial	4.875%	6/13/25	20,924	19,751
	Synchrony Financial	4.500%	7/23/25	31,729	29,703
	Synchrony Financial	3.700%	8/4/26	23,619	21,081
	Synovus Bank	5.625%	2/15/28	13,500	12,689
	Toronto-Dominion Bank	3.766%	6/6/25	22,411	21,890
	Toronto-Dominion Bank	0.750%	9/11/25	57,055	51,766
	Toronto-Dominion Bank	5.103%	1/9/26	18,240	18,384
	Toronto-Dominion Bank	1.200%	6/3/26	26,426	23,593
	Toronto-Dominion Bank	1.250%	9/10/26	84,936	75,635
	Toronto-Dominion Bank	2.800%	3/10/27	89,415	83,102
	Toronto-Dominion Bank	4.108%	6/8/27	44,210	42,987
	Toronto-Dominion Bank	4.693%	9/15/27	4,800	4,769
	Toronto-Dominion Bank	5.156%	1/10/28	46,885	47,374
	Toronto-Dominion Bank	3.625%	9/15/31	11,000	10,388
	Trinity Acquisition plc	4.400%	3/15/26	1,367	1,342
	Truist Bank	1.500%	3/10/25	25,730	23,921
	Truist Bank	3.625%	9/16/25	21,610	20,506
	Truist Bank	2.636%	9/17/29	10,545	9,878
	Truist Financial Corp.	3.700%	6/5/25	9,640	9,286
	Truist Financial Corp.	1.267%	3/2/27	15,350	13,614
	Truist Financial Corp.	4.123%	6/6/28	8,700	8,304
	Truist Financial Corp.	4.873%	1/26/29	100,020	97,854
	Truist Financial Corp.	6.123%	10/28/33	20,894	21,728
	Truist Financial Corp.	5.122%	1/26/34	21,882	21,214
	US Bancorp	3.100%	4/27/26	10,154	9,500
	US Bancorp	5.727%	10/21/26	57,610	57,947
	US Bancorp	4.548%	7/22/28	156,888	152,271
	US Bancorp	4.653%	2/1/29	62,230	60,510
	Voya Financial Inc.	3.650%	6/15/26	11,895	11,424
[13,14]	Washington Mutual Bank / Debt not acquired by JPMorgan	6.875%	6/15/11	21,983	2
	Wells Fargo & Co.	3.000%	2/19/25	39,954	38,654
	Wells Fargo & Co.	3.550%	9/29/25	103,033	100,159
	Wells Fargo & Co.	2.406%	10/30/25	71,836	68,741
	Wells Fargo & Co.	2.164%	2/11/26	60,354	57,114
	Wells Fargo & Co.	3.000%	4/22/26	59,637	56,842
	Wells Fargo & Co.	2.188%	4/30/26	79,870	75,248
	Wells Fargo & Co.	4.100%	6/3/26	91,330	88,989
	Wells Fargo & Co.	4.540%	8/15/26	16,659	16,470
	Wells Fargo & Co.	3.000%	10/23/26	73,175	68,945
[9]	Wells Fargo & Co.	1.375%	10/26/26	43,590	43,999
	Wells Fargo & Co.	3.196%	6/17/27	24,500	23,118
	Wells Fargo & Co.	4.300%	7/22/27	25,615	25,039

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wells Fargo & Co.	3.526%	3/24/28	86,305	81,624
	Wells Fargo & Co.	3.584%	5/22/28	94,297	89,096
	Wells Fargo & Co.	2.393%	6/2/28	56,429	50,846
	Wells Fargo & Co.	4.808%	7/25/28	65,840	65,290
	Westpac Banking Corp.	2.894%	2/4/30	58,869	55,312
	Westpac Banking Corp.	4.322%	11/23/31	27,918	26,470
[6,12]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.050%	4.525%	5/20/27	7,300	4,861
[6,12]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.230%	4.730%	11/11/27	43,400	29,107
[6,12]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.550%	5.228%	1/29/31	6,800	4,439
	Willis North America Inc.	3.600%	5/15/24	70,071	68,705
	Willis North America Inc.	4.650%	6/15/27	19,400	19,104
					16,806,615
Health Care (7.8%)
	AbbVie Inc.	3.850%	6/15/24	31,807	31,428
	AbbVie Inc.	2.600%	11/21/24	227,930	220,063
	AbbVie Inc.	3.800%	3/15/25	102,467	100,743
	AbbVie Inc.	3.600%	5/14/25	26,347	25,757
	AbbVie Inc.	3.200%	5/14/26	24,750	23,858
	AbbVie Inc.	2.950%	11/21/26	139,102	132,087
	AbbVie Inc.	4.250%	11/14/28	8,934	8,865
	Aetna Inc.	3.500%	11/15/24	9,670	9,444
	Agilent Technologies Inc.	3.050%	9/22/26	2,000	1,894
[5]	Alcon Finance Corp.	2.750%	9/23/26	19,350	18,224
[9]	American Medical Systems Europe BV	0.750%	3/8/25	45,141	47,134
	AmerisourceBergen Corp.	3.450%	12/15/27	17,855	17,111
	Amgen Inc.	5.250%	3/2/25	119,440	120,490
	Amgen Inc.	3.125%	5/1/25	15,679	15,235
	Amgen Inc.	2.200%	2/21/27	34,841	32,233
	Amgen Inc.	3.200%	11/2/27	17,780	16,941
	Amgen Inc.	5.150%	3/2/28	144,538	147,977
	Astrazeneca Finance LLC	1.200%	5/28/26	76,530	70,061
	Astrazeneca Finance LLC	1.750%	5/28/28	9,555	8,521
	Baxalta Inc.	4.000%	6/23/25	12,304	12,082
	Baxter International Inc.	1.322%	11/29/24	140,925	132,671
	Baxter International Inc.	1.915%	2/1/27	158,915	142,843
	Baxter International Inc.	2.272%	12/1/28	61,195	53,377
[5]	Bayer US Finance II LLC	3.875%	12/15/23	72,066	71,269
[5]	Bayer US Finance LLC	3.375%	10/8/24	24,570	23,976
	Becton Dickinson & Co.	3.363%	6/6/24	31,743	31,197
	Becton Dickinson & Co.	3.700%	6/6/27	77,616	75,208
	Becton Dickinson & Co.	4.693%	2/13/28	20,700	20,931
	Boston Scientific Corp.	1.900%	6/1/25	43,755	41,475
	Bristol-Myers Squibb Co.	3.450%	11/15/27	19,500	18,962
	Bristol-Myers Squibb Co.	3.900%	2/20/28	8,801	8,745
	Cardinal Health Inc.	3.079%	6/15/24	9,000	8,793
	Centene Corp.	2.450%	7/15/28	9,674	8,440
	Cigna Group	3.500%	6/15/24	54,665	53,761
	Cigna Group	3.250%	4/15/25	24,000	23,305
	Cigna Group	4.125%	11/15/25	91,744	90,604
	Cigna Group	4.500%	2/25/26	9,900	9,874
	Cigna Group	1.250%	3/15/26	22,550	20,580
	Cigna Group	3.400%	3/1/27	36,217	34,777
	Cigna Group	4.375%	10/15/28	20,615	20,479
	CommonSpirit Health	2.760%	10/1/24	47,745	46,338
	CommonSpirit Health	1.547%	10/1/25	32,150	29,540

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	CSL UK Holdings Ltd.	3.850%	4/27/27	9,680	9,469
	CVS Health Corp.	2.625%	8/15/24	52,900	51,370
	CVS Health Corp.	4.100%	3/25/25	16,143	16,054
	CVS Health Corp.	3.875%	7/20/25	45,617	44,856
	CVS Health Corp.	5.000%	2/20/26	48,255	48,808
	CVS Health Corp.	2.875%	6/1/26	24,200	23,089
	CVS Health Corp.	3.000%	8/15/26	41,970	40,021
	CVS Health Corp.	3.625%	4/1/27	78,397	75,872
	CVS Health Corp.	1.300%	8/21/27	29,000	25,427
	CVS Health Corp.	4.300%	3/25/28	76,903	75,959
	DH Europe Finance II Sarl	2.200%	11/15/24	91,491	87,963
[9]	DH Europe Finance II Sarl	0.200%	3/18/26	19,435	19,582
	Dignity Health	3.812%	11/1/24	970	951
	Elevance Health Inc.	3.500%	8/15/24	12,029	11,808
	Elevance Health Inc.	2.375%	1/15/25	24,455	23,518
	Elevance Health Inc.	5.350%	10/15/25	11,600	11,760
	Elevance Health Inc.	1.500%	3/15/26	38,795	35,699
	Elevance Health Inc.	4.101%	3/1/28	36,708	36,204
[9]	EssilorLuxottica SA	0.125%	5/27/25	1,000	1,032
[9]	EssilorLuxottica SA	0.375%	1/5/26	1,000	1,025
[5]	GE HealthCare Technologies Inc.	5.550%	11/15/24	16,345	16,421
[5]	GE HealthCare Technologies Inc.	5.600%	11/15/25	115,085	116,571
[5]	GE HealthCare Technologies Inc.	5.650%	11/15/27	116,024	119,802
	Gilead Sciences Inc.	3.500%	2/1/25	82,940	81,462
	Gilead Sciences Inc.	3.650%	3/1/26	88,187	86,273
	Gilead Sciences Inc.	2.950%	3/1/27	8,024	7,680
	HCA Inc.	5.000%	3/15/24	72,140	71,784
	HCA Inc.	5.375%	2/1/25	24,190	24,207
	HCA Inc.	5.250%	4/15/25	47,142	47,252
	HCA Inc.	5.250%	6/15/26	44,900	45,025
	HCA Inc.	4.500%	2/15/27	33,403	32,823
[5]	HCA Inc.	3.125%	3/15/27	28,845	27,083
[5]	Highmark Inc.	1.450%	5/10/26	60,053	54,350
	Humana Inc.	3.850%	10/1/24	15,019	14,781
	Humana Inc.	4.500%	4/1/25	29,165	28,986
	Humana Inc.	1.350%	2/3/27	9,750	8,646
	Humana Inc.	3.950%	3/15/27	6,000	5,834
	Humana Inc.	5.750%	3/1/28	10,461	10,906
	McKesson Corp.	0.900%	12/3/25	33,440	30,367
	McKesson Corp.	1.300%	8/15/26	33,850	30,388
	McKesson Corp.	3.950%	2/16/28	28,940	28,309
[9]	Medtronic Global Holdings SCA	3.000%	10/15/28	1,000	1,079
	Merck & Co. Inc.	1.700%	6/10/27	42,980	39,266
[5]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	4.125%	4/30/28	9,705	8,930
	PerkinElmer Inc.	0.850%	9/15/24	58,085	54,672
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	12,893	12,037
	Quest Diagnostics Inc.	3.500%	3/30/25	11,655	11,349
	Quest Diagnostics Inc.	3.450%	6/1/26	6,800	6,580
[5]	Roche Holdings Inc.	2.132%	3/10/25	17,925	17,167
[5]	Roche Holdings Inc.	2.314%	3/10/27	48,510	45,383
	Royalty Pharma plc	1.200%	9/2/25	36,950	33,691
	Royalty Pharma plc	1.750%	9/2/27	26,975	23,621
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	137,061	130,675
	Stryker Corp.	1.150%	6/15/25	29,100	27,004
	Stryker Corp.	3.375%	11/1/25	2,960	2,866
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	5,000	5,087
	Tenet Healthcare Corp.	4.625%	9/1/24	1,545	1,535

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tenet Healthcare Corp.	4.875%	1/1/26	6,250	6,153
	Tenet Healthcare Corp.	4.250%	6/1/29	2,644	2,425
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	168,585	160,561
[9]	Thermo Fisher Scientific Inc.	3.200%	1/21/26	6,899	7,560
	Thermo Fisher Scientific Inc.	4.800%	11/21/27	52,524	53,974
	UnitedHealth Group Inc.	1.250%	1/15/26	10,320	9,537
	UnitedHealth Group Inc.	5.250%	2/15/28	64,671	67,544
	UnitedHealth Group Inc.	4.250%	1/15/29	56,280	56,203
	Utah Acquisition Sub Inc.	3.950%	6/15/26	84,040	80,411
	Viatris Inc.	1.650%	6/22/25	56,546	52,170
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	73,410	70,350
	Zoetis Inc.	4.500%	11/13/25	38,800	38,605
	Zoetis Inc.	5.400%	11/14/25	26,740	27,266
	Zoetis Inc.	3.000%	9/12/27	18,825	17,879
					4,628,290
Industrials (6.2%)
[5]	Air Canada	3.875%	8/15/26	3,605	3,337
[5]	American Airlines Inc.	11.750%	7/15/25	1,452	1,599
[5]	American Airlines Inc.	7.250%	2/15/28	864	840
[5]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	7,985	7,844
	Amphenol Corp.	4.750%	3/30/26	11,570	11,634
[5]	AP Moller - Maersk A/S	3.875%	9/28/25	27,700	27,045
[12]	Aurizon Network Pty Ltd.	4.000%	6/21/24	12,050	7,922
	Boeing Co.	1.433%	2/4/24	222,050	215,279
	Boeing Co.	2.800%	3/1/24	28,830	28,230
	Boeing Co.	2.850%	10/30/24	7,500	7,236
	Boeing Co.	4.875%	5/1/25	202,401	201,798
	Boeing Co.	2.600%	10/30/25	10,553	9,981
	Boeing Co.	2.750%	2/1/26	30,055	28,426
	Boeing Co.	2.196%	2/4/26	338,851	314,661
	Boeing Co.	2.250%	6/15/26	8,748	8,064
	Boeing Co.	2.700%	2/1/27	27,313	25,338
	Boeing Co.	5.040%	5/1/27	6,358	6,385
[12]	Brisbane Airport Corp. Pty Ltd.	3.900%	4/24/25	12,200	7,978
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	15,760	16,693
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	19,500	18,890
	Canadian Pacific Railway Co.	2.900%	2/1/25	9,568	9,246
	Canadian Pacific Railway Co.	1.750%	12/2/26	36,800	33,605
	Canadian Pacific Railway Co.	4.000%	6/1/28	20,080	19,809
[5]	Cargo Aircraft Management Inc.	4.750%	2/1/28	2,697	2,424
	Carrier Global Corp.	2.242%	2/15/25	16,409	15,655
	Caterpillar Financial Services Corp.	4.800%	1/6/26	101,040	102,630
	Caterpillar Financial Services Corp.	1.150%	9/14/26	19,400	17,546
	CNH Industrial Capital LLC	1.875%	1/15/26	74,052	68,637
	CNH Industrial Capital LLC	1.450%	7/15/26	38,840	34,880
	CNH Industrial Capital LLC	4.550%	4/10/28	19,000	18,798
	CSX Corp.	3.350%	11/1/25	4,021	3,904
	CSX Corp.	3.800%	3/1/28	17,667	17,313
[5]	Daimler Truck Finance North America LLC	5.125%	1/19/28	14,470	14,571
	Dover Corp.	3.150%	11/15/25	6,115	5,879
[9]	easyJet FinCo BV	1.875%	3/3/28	500	483
	Embraer Overseas Ltd.	5.696%	9/16/23	1,281	1,279
	Emerson Electric Co.	0.875%	10/15/26	9,575	8,567
	Emerson Electric Co.	1.800%	10/15/27	19,500	17,588
	FedEx Corp.	3.250%	4/1/26	8,735	8,514
	FedEx Corp.	3.400%	2/15/28	14,739	14,035
	General Dynamics Corp.	3.250%	4/1/25	51,654	50,374

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Dynamics Corp.	3.500%	5/15/25	18,640	18,282
	General Dynamics Corp.	3.500%	4/1/27	29,360	28,529
	General Dynamics Corp.	2.625%	11/15/27	11,880	11,075
[8]	Heathrow Funding Ltd.	6.750%	12/3/28	9,715	12,718
	Honeywell International Inc.	4.850%	11/1/24	11,160	11,224
	Honeywell International Inc.	4.950%	2/15/28	107,444	111,461
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	60,217	58,769
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	31,200	29,410
	John Deere Capital Corp.	3.400%	6/6/25	60,095	58,933
	John Deere Capital Corp.	4.050%	9/8/25	33,870	33,653
	John Deere Capital Corp.	4.800%	1/9/26	99,785	101,319
	John Deere Capital Corp.	5.050%	3/3/26	57,890	59,148
	John Deere Capital Corp.	1.300%	10/13/26	10,208	9,257
	John Deere Capital Corp.	2.350%	3/8/27	30,820	28,780
	John Deere Capital Corp.	2.800%	9/8/27	1,341	1,268
	John Deere Capital Corp.	4.150%	9/15/27	77,258	77,244
	John Deere Capital Corp.	4.750%	1/20/28	53,080	54,312
	Johnson Controls International plc	3.625%	7/2/24	8,998	8,849
	Johnson Controls International plc	3.900%	2/14/26	2,541	2,484
	L3Harris Technologies Inc.	3.832%	4/27/25	4,620	4,517
	L3Harris Technologies Inc.	3.850%	12/15/26	26,108	25,360
	Lennox International Inc.	1.350%	8/1/25	6,770	6,218
	Lennox International Inc.	1.700%	8/1/27	6,800	6,011
	Lockheed Martin Corp.	4.950%	10/15/25	29,550	30,026
	Lockheed Martin Corp.	5.100%	11/15/27	32,670	33,990
[12]	Lonsdale Finance Pty Ltd.	2.450%	11/20/26	20,730	12,770
[5]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	169,599	169,589
[5]	Misc Capital Two Labuan Ltd.	3.625%	4/6/25	48,550	47,142
[5]	Misc Capital Two Labuan Ltd.	3.750%	4/6/27	6,795	6,462
	Norfolk Southern Corp.	3.650%	8/1/25	7,852	7,646
	Norfolk Southern Corp.	2.900%	6/15/26	16,309	15,559
	Northrop Grumman Corp.	2.930%	1/15/25	57,994	56,231
	Northrop Grumman Corp.	3.250%	1/15/28	63,139	60,094
	Otis Worldwide Corp.	2.056%	4/5/25	106,183	100,504
	Otis Worldwide Corp.	2.293%	4/5/27	1,220	1,120
	PACCAR Financial Corp.	4.450%	3/30/26	19,290	19,384
	PACCAR Financial Corp.	1.100%	5/11/26	9,334	8,497
[12]	Pacific National Finance Pty Ltd.	5.250%	5/19/25	38,120	24,839
	Parker-Hannifin Corp.	3.650%	6/15/24	77,360	76,197
	Parker-Hannifin Corp.	4.250%	9/15/27	29,080	28,752
[12]	Qantas Airways Ltd.	4.750%	10/12/26	5,810	3,797
[12]	Qantas Airways Ltd.	3.150%	9/27/28	9,650	5,678
	Quanta Services Inc.	0.950%	10/1/24	14,085	13,266
	Raytheon Technologies Corp.	3.200%	3/15/24	20,127	19,796
	Raytheon Technologies Corp.	3.950%	8/16/25	84,150	83,042
	Raytheon Technologies Corp.	5.000%	2/27/26	13,490	13,725
	Raytheon Technologies Corp.	3.500%	3/15/27	38,900	37,688
	Raytheon Technologies Corp.	3.125%	5/4/27	24,137	23,051
[5]	Regal Rexnord Corp.	6.050%	4/15/28	12,740	12,856
	Republic Services Inc.	3.200%	3/15/25	11,715	11,396
	Republic Services Inc.	0.875%	11/15/25	14,500	13,185
	Republic Services Inc.	2.900%	7/1/26	4,860	4,640
	Republic Services Inc.	3.375%	11/15/27	19,500	18,769
	Republic Services Inc.	4.875%	4/1/29	24,340	24,847
[5]	Rolls-Royce plc	3.625%	10/14/25	2,640	2,494
[5]	Rolls-Royce plc	5.750%	10/15/27	7,476	7,457
	Ryder System Inc.	3.650%	3/18/24	72,595	71,447

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ryder System Inc.	1.750%	9/1/26	24,290	21,870
	Ryder System Inc.	2.850%	3/1/27	29,109	26,959
[5]	Siemens Financieringsmaatschappij NV	1.200%	3/11/26	42,600	39,108
[5]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	18,720	16,702
	Southwest Airlines Co.	5.250%	5/4/25	41,341	41,470
	Southwest Airlines Co.	3.000%	11/15/26	6,800	6,394
	Southwest Airlines Co.	5.125%	6/15/27	50,026	50,419
	Southwest Airlines Co.	3.450%	11/16/27	8,742	8,189
	Stanley Black & Decker Inc.	3.400%	3/1/26	21,105	20,366
[5]	TransDigm Inc.	6.250%	3/15/26	6,000	6,029
[5]	TransDigm Inc.	6.750%	8/15/28	5,840	5,929
	Tyco Electronics Group SA	4.500%	2/13/26	43,330	43,445
	Tyco Electronics Group SA	3.700%	2/15/26	24,334	23,878
	Tyco Electronics Group SA	3.125%	8/15/27	23,841	22,543
	Union Pacific Corp.	3.250%	8/15/25	15,077	14,681
	Union Pacific Corp.	2.750%	3/1/26	8,717	8,365
	Union Pacific Corp.	3.000%	4/15/27	18,214	17,452
[4]	United Airlines Class B Series 2020-1 Pass Through Trust	4.875%	7/15/27	6,645	6,400
[5]	United Airlines Inc.	4.375%	4/15/26	9,885	9,440
[4,14]	US Airways Series 2001-1C Pass Through Trust	7.346%	9/20/23	34	34
	Waste Management Inc.	0.750%	11/15/25	30,210	27,443
	Waste Management Inc.	3.150%	11/15/27	19,991	19,127
	Waste Management Inc.	1.150%	3/15/28	2,900	2,503
					3,678,420
Materials (2.3%)
	Albemarle Corp.	4.650%	6/1/27	16,240	16,034
	ArcelorMittal SA	4.550%	3/11/26	8,995	8,854
[5]	Arconic Corp.	6.000%	5/15/25	1,058	1,057
[5]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	4,167	4,104
	Avery Dennison Corp.	0.850%	8/15/24	19,350	18,317
[5]	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV	4.750%	6/15/27	628	607
	Ball Corp.	4.875%	3/15/26	2,775	2,748
	Berry Global Inc.	0.950%	2/15/24	67,135	64,433
	Berry Global Inc.	1.570%	1/15/26	113,233	102,974
[5]	Berry Global Inc.	4.875%	7/15/26	15,149	14,807
	Berry Global Inc.	1.650%	1/15/27	21,744	19,102
[5]	Berry Global Inc.	5.625%	7/15/27	17,939	17,724
[8]	BHP Billiton Finance Ltd.	3.250%	9/25/24	3,000	3,687
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	103,900	105,075
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	116,835	118,713
[5]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	4,090	4,064
[5]	Canpack SA / Canpack US LLC	3.875%	11/15/29	1,575	1,269
	Celanese US Holdings LLC	5.900%	7/5/24	15,900	15,918
[5]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.400%	12/1/26	35,216	34,244
	Dow Chemical Co.	4.550%	11/30/25	24,580	24,307
	DuPont de Nemours Inc.	4.493%	11/15/25	59,612	59,456
	Eastman Chemical Co.	3.800%	3/15/25	22,587	22,053
	EIDP Inc.	1.700%	7/15/25	14,540	13,706
[5]	Element Solutions Inc.	3.875%	9/1/28	6,543	5,781
	FMC Corp.	3.200%	10/1/26	12,000	11,381
	Freeport Indonesia PT	4.763%	4/14/27	5,860	5,795
	Freeport-McMoRan Inc.	4.550%	11/14/24	26,375	26,053
	Freeport-McMoRan Inc.	4.375%	8/1/28	8,228	7,814
[5]	Georgia-Pacific LLC	0.625%	5/15/24	69,717	66,439

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Georgia-Pacific LLC	1.750%	9/30/25	66,065	61,407
[5]	Georgia-Pacific LLC	0.950%	5/15/26	71,895	64,472
[5]	Georgia-Pacific LLC	2.100%	4/30/27	49,882	45,854
[5]	Graphic Packaging International LLC	3.500%	3/15/28	625	571
[5]	Hudbay Minerals Inc.	4.500%	4/1/26	2,454	2,285
	Indonesia Asahan Aluminium Persero PT	4.750%	5/15/25	37,106	36,758
[5]	Ingevity Corp.	3.875%	11/1/28	2,075	1,826
	LYB International Finance III LLC	1.250%	10/1/25	51,849	47,281
	Nucor Corp.	3.950%	5/23/25	9,700	9,577
	Nucor Corp.	2.000%	6/1/25	26,034	24,531
	Nucor Corp.	4.300%	5/23/27	9,700	9,648
	Nutrien Ltd.	5.900%	11/7/24	6,725	6,810
	Nutrien Ltd.	3.000%	4/1/25	35,822	34,432
	Nutrien Ltd.	5.950%	11/7/25	17,260	17,786
	Nutrien Ltd.	4.900%	3/27/28	33,870	34,008
	Packaging Corp. of America	3.650%	9/15/24	339	333
	PPG Industries Inc.	1.200%	3/15/26	31,690	28,713
	RPM International Inc.	3.750%	3/15/27	37,821	36,161
	Sherwin-Williams Co.	4.250%	8/8/25	24,040	23,798
	Steel Dynamics Inc.	2.800%	12/15/24	14,555	13,953
	Steel Dynamics Inc.	2.400%	6/15/25	15,855	15,013
	WRKCo Inc.	3.000%	9/15/24	29,076	28,219
	WRKCo Inc.	3.750%	3/15/25	8,107	7,889
	WRKCo Inc.	3.375%	9/15/27	3,050	2,864
					1,350,705
Real Estate (4.2%)
[9]	Akelius Residential Property AB	1.750%	2/7/25	3,000	3,091
[8]	Akelius Residential Property AB	2.375%	8/15/25	26,941	31,086
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	63,865	61,644
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	9,080	8,886
	American Tower Corp.	0.600%	1/15/24	83,590	80,684
	American Tower Corp.	3.375%	5/15/24	26,786	26,216
	American Tower Corp.	2.950%	1/15/25	53,083	51,182
	American Tower Corp.	2.400%	3/15/25	58,482	55,647
	American Tower Corp.	4.000%	6/1/25	31,725	31,123
	American Tower Corp.	1.600%	4/15/26	67,714	61,590
	American Tower Corp.	1.450%	9/15/26	34,406	30,745
	American Tower Corp.	3.375%	10/15/26	25,308	24,114
[9]	American Tower Corp.	0.450%	1/15/27	19,437	18,805
	American Tower Corp.	2.750%	1/15/27	28,920	26,838
[9]	American Tower Corp.	0.400%	2/15/27	8,744	8,408
	American Tower Corp.	3.550%	7/15/27	10,995	10,425
[9]	Aroundtown SA	0.625%	7/9/25	7,800	7,254
[9]	Aroundtown SA	3.375%	Perpetual	3,600	1,721
	AvalonBay Communities Inc.	2.950%	5/11/26	19,400	18,390
	AvalonBay Communities Inc.	2.900%	10/15/26	6,300	5,941
[9]	Blackstone Property Partners Europe Holdings Sarl	0.500%	9/12/23	21,547	23,296
[9]	Blackstone Property Partners Europe Holdings Sarl	2.200%	7/24/25	5,850	5,887
[9]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	3,900	3,546
	Boston Properties LP	3.800%	2/1/24	5,070	4,948
	Boston Properties LP	3.200%	1/15/25	7,524	7,184
	Boston Properties LP	3.650%	2/1/26	13,821	12,880
	Boston Properties LP	2.750%	10/1/26	16,974	15,119
	Boston Properties LP	6.750%	12/1/27	14,500	14,766
	Brandywine Operating Partnership LP	4.100%	10/1/24	14,155	13,380

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brandywine Operating Partnership LP	3.950%	11/15/27	5,956	4,598
	Brixmor Operating Partnership LP	3.650%	6/15/24	71,237	68,894
	Brixmor Operating Partnership LP	3.850%	2/1/25	36,846	35,502
	Brixmor Operating Partnership LP	3.900%	3/15/27	9,690	9,038
	Camden Property Trust	4.250%	1/15/24	13,082	12,970
	Camden Property Trust	3.500%	9/15/24	2,785	2,719
	Corporate Office Properties LP	2.250%	3/15/26	59,075	52,793
	Crown Castle Inc.	3.200%	9/1/24	68,894	67,070
	Crown Castle Inc.	1.350%	7/15/25	29,140	26,975
	Crown Castle Inc.	4.450%	2/15/26	41,232	40,833
	Crown Castle Inc.	3.700%	6/15/26	56,235	54,376
	Crown Castle Inc.	1.050%	7/15/26	56,719	50,390
	Crown Castle Inc.	4.000%	3/1/27	7,199	7,018
	Crown Castle Inc.	2.900%	3/15/27	19,430	18,121
	Crown Castle Inc.	5.000%	1/11/28	37,200	37,604
	CubeSmart LP	4.000%	11/15/25	7,260	7,031
[9]	Digital Dutch Finco BV	0.625%	7/15/25	13,205	13,269
[9]	Digital Euro Finco LLC	2.625%	4/15/24	3,744	4,034
	Digital Realty Trust LP	3.700%	8/15/27	15,729	14,664
	Digital Realty Trust LP	5.550%	1/15/28	41,295	41,388
	Equinix Inc.	1.450%	5/15/26	9,710	8,773
	Equinix Inc.	2.900%	11/18/26	18,180	16,974
	Equinix Inc.	1.800%	7/15/27	14,550	12,780
	ERP Operating LP	3.375%	6/1/25	20,200	19,555
	ERP Operating LP	2.850%	11/1/26	7,965	7,439
	Extra Space Storage LP	5.700%	4/1/28	14,500	14,834
	Federal Realty Investment Trust	3.250%	7/15/27	9,677	8,981
	Healthcare Realty Holdings LP Co.	3.875%	5/1/25	5,800	5,582
	Healthcare Trust of America Holdings LP	3.750%	7/1/27	19,305	18,142
	Healthpeak OP LLC	3.400%	2/1/25	3,942	3,824
	Healthpeak OP LLC	4.000%	6/1/25	10,352	10,111
	Healthpeak OP LLC	1.350%	2/1/27	24,300	21,408
[9]	Heimstaden Bostad AB	1.125%	1/21/26	17,200	15,835
	Highwoods Realty LP	3.875%	3/1/27	22,853	20,696
	Host Hotels & Resorts LP	4.000%	6/15/25	12,046	11,627
	Kilroy Realty LP	3.450%	12/15/24	39,295	37,724
	Kilroy Realty LP	4.375%	10/1/25	5,685	5,277
	Kimco Realty OP LLC	4.450%	1/15/24	11,302	11,114
	Kimco Realty OP LLC	2.700%	3/1/24	28,329	27,619
	Kimco Realty OP LLC	3.300%	2/1/25	52,230	50,314
	Kimco Realty OP LLC	2.800%	10/1/26	7,258	6,709
	Kimco Realty OP LLC	3.800%	4/1/27	9,684	9,239
[9]	Kojamo OYJ	1.500%	6/19/24	4,850	5,067
[9]	Logicor Financing Sarl	0.750%	7/15/24	5,068	5,246
[9]	Logicor Financing Sarl	2.250%	5/13/25	4,855	4,958
	Mid-America Apartments LP	3.750%	6/15/24	8,923	8,782
	Mid-America Apartments LP	4.000%	11/15/25	11,320	11,076
	Mid-America Apartments LP	1.100%	9/15/26	25,130	22,273
	National Retail Properties Inc.	3.900%	6/15/24	25,562	25,136
	National Retail Properties Inc.	4.000%	11/15/25	19,893	19,270
	Omega Healthcare Investors Inc.	4.950%	4/1/24	16,340	16,068
	Omega Healthcare Investors Inc.	4.500%	1/15/25	10,390	10,081
	Omega Healthcare Investors Inc.	5.250%	1/15/26	32,354	31,773
[5]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	6,000	5,656
	Prologis LP	3.250%	6/30/26	11,070	10,666
	Prologis LP	2.125%	4/15/27	9,885	9,098
	Prologis LP	3.375%	12/15/27	10,600	10,134

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Storage	1.500%	11/9/26	17,225	15,489
	Realty Income Corp.	3.875%	4/15/25	27,938	27,334
	Realty Income Corp.	4.625%	11/1/25	72,249	71,553
	Realty Income Corp.	0.750%	3/15/26	9,960	8,873
	Realty Income Corp.	4.875%	6/1/26	103,847	103,896
	Realty Income Corp.	4.125%	10/15/26	44,580	43,624
[8]	Realty Income Corp.	1.875%	1/14/27	6,214	6,867
[8]	Realty Income Corp.	1.125%	7/13/27	13,900	14,540
	Regency Centers LP	3.750%	6/15/24	1,115	1,093
	Sabra Health Care LP	5.125%	8/15/26	24,249	23,018
	Simon Property Group LP	2.000%	9/13/24	53,032	50,741
	Simon Property Group LP	3.375%	10/1/24	41,828	40,861
	Simon Property Group LP	3.500%	9/1/25	48,883	47,224
	Simon Property Group LP	3.250%	11/30/26	23,542	22,403
	Simon Property Group LP	1.375%	1/15/27	24,250	21,586
	STORE Capital Corp.	4.500%	3/15/28	5,018	4,477
	UDR Inc.	2.950%	9/1/26	1,500	1,399
	Ventas Realty LP	3.500%	4/15/24	36,891	36,098
	Ventas Realty LP	3.750%	5/1/24	16,784	16,446
	Ventas Realty LP	2.650%	1/15/25	12,310	11,676
	Ventas Realty LP	3.500%	2/1/25	4,820	4,649
	Ventas Realty LP	3.250%	10/15/26	25,055	23,457
[5]	VICI Properties LP / VICI Note Co. Inc.	5.625%	5/1/24	13,455	13,385
[5]	VICI Properties LP / VICI Note Co. Inc.	4.625%	6/15/25	7,927	7,704
[5]	Wea Finance LLC / Westfield UK & Europe Finance plc	3.750%	9/17/24	7,140	6,761
	Welltower OP LLC	3.625%	3/15/24	28,402	27,907
	Welltower OP LLC	4.000%	6/1/25	67,934	66,229
	Welltower OP LLC	4.250%	4/1/26	6,180	6,076
[8]	Westfield America Management Ltd.	2.125%	3/30/25	6,499	7,508
					2,506,798
Technology (5.3%)
	Apple Inc.	3.250%	2/23/26	16,951	16,602
	Apple Inc.	2.050%	9/11/26	29,700	27,855
	Apple Inc.	3.200%	5/11/27	41,194	40,166
[9]	Apple Inc.	2.000%	9/17/27	1,000	1,054
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125%	1/15/25	19,200	18,580
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	53,758	52,180
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	8,356	7,845
	Broadcom Inc.	3.625%	10/15/24	73,287	71,671
	Broadcom Inc.	3.150%	11/15/25	39,911	38,317
	Broadcom Inc.	3.459%	9/15/26	29,472	28,252
[5]	Clarivate Science Holdings Corp.	3.875%	7/1/28	4,285	3,859
	Dell International LLC / EMC Corp.	4.000%	7/15/24	29,155	28,773
	Dell International LLC / EMC Corp.	5.850%	7/15/25	56,907	58,024
	Dell International LLC / EMC Corp.	6.020%	6/15/26	170,854	175,818
	Dell International LLC / EMC Corp.	6.100%	7/15/27	6,800	7,138
	Dell International LLC / EMC Corp.	5.250%	2/1/28	69,600	70,424
[9]	DXC Capital Funding DAC	0.450%	9/15/27	400	366
	DXC Technology Co.	1.800%	9/15/26	32,770	28,832
	DXC Technology Co.	2.375%	9/15/28	9,640	8,176
[5]	Entegris Escrow Corp.	4.750%	4/15/29	3,880	3,609
	Equifax Inc.	2.600%	12/1/24	89,569	85,933
	Equifax Inc.	2.600%	12/15/25	48,400	45,636
	Fidelity National Information Services Inc.	0.600%	3/1/24	31,060	29,819

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fidelity National Information Services Inc.	1.150%	3/1/26	19,430	17,496
	Fiserv Inc.	2.750%	7/1/24	162,005	157,427
	Fiserv Inc.	3.200%	7/1/26	50,813	48,432
	Fiserv Inc.	5.450%	3/2/28	38,045	39,027
	Global Payments Inc.	1.500%	11/15/24	33,880	31,970
	Global Payments Inc.	1.200%	3/1/26	75,797	68,014
	Global Payments Inc.	2.150%	1/15/27	79,610	71,433
	HP Inc.	2.200%	6/17/25	81,466	77,107
	HP Inc.	1.450%	6/17/26	90,112	81,464
	HP Inc.	3.000%	6/17/27	9,830	9,162
	HP Inc.	4.750%	1/15/28	9,640	9,572
	Intel Corp.	4.875%	2/10/26	59,140	59,940
	Intel Corp.	3.750%	3/25/27	5,190	5,092
	Intel Corp.	3.750%	8/5/27	96,800	94,756
	Intel Corp.	4.875%	2/10/28	59,567	60,591
	International Business Machines Corp.	4.500%	2/6/26	28,770	28,808
	International Business Machines Corp.	3.300%	5/15/26	118,084	114,495
	International Business Machines Corp.	4.500%	2/6/28	24,120	24,164
	Intuit Inc.	0.950%	7/15/25	1,950	1,802
	Juniper Networks Inc.	1.200%	12/10/25	13,730	12,454
	NXP BV / NXP Funding LLC	5.350%	3/1/26	17,480	17,615
	NXP BV / NXP Funding LLC / NXP USA Inc.	4.400%	6/1/27	23,523	23,144
	Oracle Corp.	2.950%	11/15/24	24,413	23,637
	Oracle Corp.	2.500%	4/1/25	120,121	114,659
	Oracle Corp.	2.950%	5/15/25	47,433	45,701
	Oracle Corp.	5.800%	11/10/25	34,400	35,265
	Oracle Corp.	1.650%	3/25/26	131,109	120,433
	Oracle Corp.	2.650%	7/15/26	91,643	86,048
	Oracle Corp.	2.800%	4/1/27	35,092	32,681
	Oracle Corp.	3.250%	11/15/27	19,500	18,381
	Oracle Corp.	2.300%	3/25/28	14,450	12,924
	Oracle Corp.	4.500%	5/6/28	52,590	52,040
	PayPal Holdings Inc.	3.900%	6/1/27	13,230	13,067
[5]	Qorvo Inc.	1.750%	12/15/24	14,560	13,651
	QUALCOMM Inc.	3.250%	5/20/27	32,084	31,098
	Roper Technologies Inc.	3.800%	12/15/26	12,272	11,942
	S&P Global Inc.	2.450%	3/1/27	62,840	59,037
[5]	Sabre GLBL Inc.	7.375%	9/1/25	2,965	2,634
	Skyworks Solutions Inc.	1.800%	6/1/26	90,504	81,607
[5]	SS&C Technologies Inc.	5.500%	9/30/27	3,909	3,784
	Teledyne Technologies Inc.	1.600%	4/1/26	64,850	59,363
	Teledyne Technologies Inc.	2.250%	4/1/28	18,759	16,725
	Texas Instruments Inc.	2.900%	11/3/27	37,280	35,532
	Verisk Analytics Inc.	4.000%	6/15/25	52,010	50,887
[9]	Visa Inc.	1.500%	6/15/26	31,830	33,175
	VMware Inc.	4.500%	5/15/25	144,807	143,334
	VMware Inc.	1.400%	8/15/26	72,540	64,742
	Workday Inc.	3.500%	4/1/27	40,650	39,033
					3,104,274
Utilities (4.9%)
	AEP Transmission Co. LLC	3.100%	12/1/26	13,890	13,273
[6,12]	AGI Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.000%	4.653%	1/8/26	14,500	9,476
	Alabama Power Co.	3.750%	9/1/27	48,385	47,471
	Ameren Corp.	2.500%	9/15/24	32,940	31,711
	Ameren Corp.	3.650%	2/15/26	9,007	8,709
	Ameren Corp.	1.950%	3/15/27	26,159	23,653
	Ameren Corp.	1.750%	3/15/28	14,460	12,615

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ameren Illinois Co.	3.250%	3/1/25	11,340	11,094
	American Electric Power Co. Inc.	2.031%	3/15/24	26,630	25,841
	American Electric Power Co. Inc.	1.000%	11/1/25	9,675	8,822
	American Electric Power Co. Inc.	5.750%	11/1/27	19,500	20,313
[6,12]	Australian Gas Networks Ltd., 3M Australian Bank Bill Rate + 0.400%	4.115%	7/1/24	9,500	6,224
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	19,699	19,494
	Black Hills Corp.	1.037%	8/23/24	29,400	27,773
[8]	Cadent Finance plc	2.125%	9/22/28	5,400	5,758
[5]	Calpine Corp.	4.500%	2/15/28	1,494	1,392
	CenterPoint Energy Inc.	2.500%	9/1/24	15,667	15,075
	CenterPoint Energy Inc.	1.450%	6/1/26	46,620	42,370
	Consumers Energy Co.	4.650%	3/1/28	61,435	62,341
[12]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	8,050	5,259
	Dominion Energy Inc.	3.300%	3/15/25	47,212	45,638
	Dominion Energy Inc.	1.450%	4/15/26	39,762	36,210
	Dominion Energy Inc.	2.850%	8/15/26	4,500	4,237
	DTE Energy Co.	1.050%	6/1/25	35,045	32,384
	DTE Energy Co.	2.850%	10/1/26	36,880	34,663
	Duke Energy Carolinas NC Storm Funding LLC	1.679%	7/1/33	8,069	7,156
	Duke Energy Corp.	0.900%	9/15/25	33,565	30,746
	Duke Energy Corp.	5.000%	12/8/25	24,130	24,292
	Duke Energy Corp.	2.650%	9/1/26	16,491	15,504
	Duke Energy Corp.	5.000%	12/8/27	19,290	19,673
	Duke Energy Corp.	4.300%	3/15/28	24,820	24,465
[9]	Duke Energy Corp.	3.100%	6/15/28	8,900	9,356
	Duke Energy Progress LLC	3.250%	8/15/25	7,798	7,577
[8]	E.ON International Finance BV	5.625%	12/6/23	2,945	3,702
[9]	E.ON SE	0.000%	8/28/24	2,000	2,105
[5]	East Ohio Gas Co.	1.300%	6/15/25	9,715	8,966
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	17,106	16,746
[5]	Electricite de France SA	4.500%	9/21/28	16,050	15,676
[9]	Enel Finance International NV	1.966%	1/27/25	2,000	2,146
[9]	Enel Finance International NV	0.000%	6/17/27	23,200	21,953
[9]	Energias de Portugal SA	2.875%	6/1/26	10,600	11,417
	Entergy Arkansas LLC	3.500%	4/1/26	23,522	23,095
	Entergy Corp.	0.900%	9/15/25	48,695	44,379
	Entergy Corp.	2.950%	9/1/26	90,000	84,984
	Entergy Louisiana LLC	0.950%	10/1/24	17,460	16,533
	Entergy Louisiana LLC	5.590%	10/1/24	22,680	22,888
	Entergy Louisiana LLC	5.400%	11/1/24	8,562	8,626
	Entergy Louisiana LLC	2.400%	10/1/26	16,976	15,846
	Evergy Inc.	2.450%	9/15/24	48,500	46,671
	Evergy Kansas Central Inc.	2.550%	7/1/26	16,138	15,239
	Eversource Energy	0.800%	8/15/25	11,595	10,572
	Eversource Energy	1.400%	8/15/26	22,250	20,031
	Eversource Energy	2.900%	3/1/27	41,865	39,480
	Eversource Energy	4.600%	7/1/27	24,200	24,206
	Eversource Energy	5.450%	3/1/28	20,880	21,665
	Exelon Corp.	3.950%	6/15/25	30,194	29,617
	Exelon Corp.	3.400%	4/15/26	4,845	4,680
	Exelon Corp.	2.750%	3/15/27	35,937	33,709
	Exelon Corp.	5.150%	3/15/28	67,255	68,747
	FirstEnergy Corp.	2.050%	3/1/25	5,635	5,324
	FirstEnergy Corp.	1.600%	1/15/26	12,317	11,373
	FirstEnergy Corp.	4.150%	7/15/27	3,995	3,885
	Georgia Power Co.	2.200%	9/15/24	23,973	23,048
	ITC Holdings Corp.	3.250%	6/30/26	9,400	8,988

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	ITC Holdings Corp.	4.950%	9/22/27	12,920	13,115
	ITC Holdings Corp.	3.350%	11/15/27	24,120	22,887
[5]	Metropolitan Edison Co.	5.200%	4/1/28	14,460	14,711
[5]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	9,650	9,379
	National Fuel Gas Co.	5.500%	1/15/26	9,705	9,729
[8]	National Grid Electricity Distribution plc	3.625%	11/6/23	14,458	17,992
[8]	National Grid Electricity Distribution plc	3.500%	10/16/26	3,168	3,753
	National Rural Utilities Cooperative Finance Corp.	1.875%	2/7/25	24,290	23,146
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	11,203	10,714
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	20,853	18,966
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	29,000	29,026
[5]	NextEra Energy Operating Partners LP	3.875%	10/15/26	1,455	1,361
	NiSource Inc.	5.250%	3/30/28	20,960	21,410
[5]	NRG Energy Inc.	2.000%	12/2/25	18,522	16,708
	NRG Energy Inc.	6.625%	1/15/27	1,514	1,521
	NSTAR Electric Co.	3.250%	11/15/25	9,710	9,325
	NSTAR Electric Co.	3.200%	5/15/27	33,850	32,353
	NTPC Ltd.	4.375%	11/26/24	4,300	4,236
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	33,785	32,966
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	10,695	9,728
	Pacific Gas and Electric Co.	3.500%	6/15/25	16,285	15,559
	Pacific Gas and Electric Co.	3.450%	7/1/25	14,525	13,869
	Pacific Gas and Electric Co.	3.150%	1/1/26	100,743	94,982
	Pacific Gas and Electric Co.	2.100%	8/1/27	13,019	11,409
	PacifiCorp	3.350%	7/1/25	17,120	16,627
	PECO Energy Co.	3.150%	10/15/25	3,885	3,780
[5]	Pennsylvania Electric Co.	5.150%	3/30/26	7,690	7,728
	Perusahaan Gas Negara Tbk PT	5.125%	5/16/24	1,692	1,688
	PG&E Recovery Funding LLC	5.045%	7/15/34	52,800	53,754
	Public Service Electric and Gas Co.	3.000%	5/15/25	8,340	8,065
	Public Service Enterprise Group Inc.	2.875%	6/15/24	65,543	63,815
	Public Service Enterprise Group Inc.	0.800%	8/15/25	48,415	44,336
	Public Service Enterprise Group Inc.	5.850%	11/15/27	59,480	62,388
	Puget Energy Inc.	3.650%	5/15/25	13,272	12,852
[5]	Rayburn Country Securitization LLC	2.307%	12/1/32	10,158	9,265
	Sempra Energy	3.300%	4/1/25	36,889	35,787
	Southern California Edison Co.	3.700%	8/1/25	13,471	13,192
	Southern California Edison Co.	1.200%	2/1/26	6,329	5,749
	Southern California Edison Co.	5.300%	3/1/28	20,960	21,535
	Southern California Gas Co.	2.600%	6/15/26	16,150	15,349
	Southern California Gas Co.	2.950%	4/15/27	19,425	18,396
	Southern Co.	4.475%	8/1/24	29,890	29,546
	Southern Co.	5.150%	10/6/25	14,885	15,046
	Southern Co.	5.113%	8/1/27	38,600	38,911
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	4,025	3,884
	Southern Power Co.	0.900%	1/15/26	9,700	8,807
	Southwestern Electric Power Co.	1.650%	3/15/26	35,070	32,163
	Tampa Electric Co.	3.875%	7/12/24	17,470	17,198
	Union Electric Co.	2.950%	6/15/27	12,496	11,871
[12]	United Energy Distribution Pty Ltd.	3.850%	10/23/24	9,730	6,393
[6,12]	Victoria Power Networks Finance Pty Ltd., 3M Australian Bank Bill Rate + 0.500%	4.005%	8/23/24	14,700	9,655
	Virginia Electric and Power Co.	3.100%	5/15/25	8,585	8,297
	Virginia Electric and Power Co.	3.150%	1/15/26	12,295	11,957
	Virginia Electric and Power Co.	2.950%	11/15/26	46,542	43,990
	Virginia Electric and Power Co.	3.500%	3/15/27	19,467	18,838

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Electric and Power Co.	3.750%	5/15/27	18,494	18,116
	Virginia Electric and Power Co.	3.800%	4/1/28	14,460	14,092
[5]	Vistra Operations Co. LLC	5.125%	5/13/25	9,672	9,455
[5]	Vistra Operations Co. LLC	5.500%	9/1/26	21,384	20,989
[5]	Vistra Operations Co. LLC	5.625%	2/15/27	3,881	3,785
[5]	Vistra Operations Co. LLC	5.000%	7/31/27	1,380	1,312
	WEC Energy Group Inc.	0.800%	3/15/24	48,550	46,737
	WEC Energy Group Inc.	5.000%	9/27/25	13,350	13,419
	WEC Energy Group Inc.	4.750%	1/9/26	133,110	133,551
	WEC Energy Group Inc.	5.150%	10/1/27	24,180	24,708
	WEC Energy Group Inc.	4.750%	1/15/28	75,649	76,061
	Wisconsin Public Service Corp.	5.350%	11/10/25	19,850	20,211
	Xcel Energy Inc.	3.350%	12/1/26	20,814	19,998
	Xcel Energy Inc.	1.750%	3/15/27	31,596	28,520
	Xcel Energy Inc.	4.000%	6/15/28	28,930	28,239
					2,905,762
Total Corporate Bonds (Cost $51,387,684)					49,023,509
Floating Rate Loan Interests (0.3%)
[6]	American Airlines Inc. Term Loan, 3M USD LIBOR + 4.750%	10.000%	4/20/28	1,200	1,207
[6]	Belron Finance US LLC Term Loan, TSFR3M + 2.750%	7.832%	4/18/29	275	275
[6]	Berry Global Inc. Term Loan Z, 1M USD LIBOR + 1.750%	6.640%	7/1/26	1,059	1,056
[6]	CDK Global Inc. Term Loan B, TSFR3M + 4.250%	9.148%	7/6/29	1,436	1,434
[6]	Clarios Global LP Term Loan, TSFR3M + 3.750%	8.796%	4/26/30	1,960	1,955
[6]	DaVita Inc. Term Loan B, 1M USD LIBOR +1.750%	6.590%	8/12/26	2,743	2,715
[6]	DirecTV Financing LLC Term Loan, 1M USD LIBOR + 5.000%	10.025%	8/2/27	2,794	2,687
[6]	Hanesbrands Inc. Term Loan B, TSFR3M + 3.750%	8.721%	3/8/30	600	596
[6]	Hilton Domestic Operating Co. Inc. Term Loan B-2, TSFR1M + 1.750%	6.821%	6/22/26	6,255	6,241
[6]	McAfee Corp. Term Loan B, TSFR1M + 3.750%	8.653%	3/1/29	1,424	1,340
[6]	Medline Borrower LP Term Loan B, 1M USD LIBOR + 3.250%	8.275%	10/23/28	2,772	2,689
[6]	Oracle Corp. Term Loan A-1, TSFR1M + 1.600%	6.493%	8/16/27	95,000	92,150
[6]	SBA Senior Finance II LLC, Term Loan B, 1M USD LIBOR + 1.750%	6.780%	4/11/25	9,845	9,832
[6]	Setanta Aircraft Leasing DAC Term Loan B, 3M USD LIBOR + 2.000%	7.159%	11/5/28	35,555	35,409
[6]	SkyMiles IP Ltd. Term Loan B, TSFR3M + 3.750%	8.798%	10/20/27	3,474	3,595
[6]	Spirit AeroSystems Inc. Term Loan, TSFR3M + 4.500%	9.545%	1/15/27	960	956
[6]	SS&C Technologies Inc. Term Loan B-6, TSFR1M + 2.250%	7.332%	3/22/29	838	834
[6]	SS&C Technologies Inc. Term Loan B-7, TSFR1M + 2.250%	7.332%	3/22/29	1,263	1,257
[6]	Wyndham Hotels & Resorts Inc. Term Loan B, 1M USD LIBOR + 1.750%	6.775%	5/30/25	3,006	3,001
Total Floating Rate Loan Interests (Cost $171,373)					169,229

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Sovereign Bonds (1.4%)
[5]	Airport Authority	4.875%	1/12/26	28,945	29,313
	Arab Petroleum Investments Corp.	4.125%	9/18/23	14,518	14,497
	Banque Ouest Africaine de Developpement	5.000%	7/27/27	8,358	7,790
	Corp. Andina de Fomento	2.375%	5/12/23	19,340	19,326
	Corp. Andina de Fomento	1.250%	10/26/24	67,162	63,452
	Corp. Andina de Fomento	4.750%	4/1/26	19,296	19,336
	Corp. Financiera de Desarrollo SA	4.750%	7/15/25	6,018	5,852
	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	2,117	1,824
	Dominican Republic	6.000%	7/19/28	19,566	19,320
	Dominican Republic	5.500%	2/22/29	14,168	13,505
	Export-Import Bank of Korea	4.875%	1/11/26	42,820	43,143
	Federative Republic of Brazil	8.750%	2/4/25	17,095	18,148
	Fondo MIVIVIENDA SA	4.625%	4/12/27	11,758	11,280
[9]	Kingdom of Morocco	1.375%	3/30/26	22,104	22,286
[5]	Kingdom of Saudi Arabia	4.750%	1/18/28	63,507	64,720
	Korea Electric Power Corp.	5.375%	4/6/26	11,230	11,407
	Korea National Oil Corp.	0.875%	10/5/25	19,400	17,642
[5]	Korea National Oil Corp.	4.750%	4/3/26	18,333	18,311
[5]	Magyar Export-Import Bank Zrt	6.125%	12/4/27	25,180	25,334
[9]	MFB Magyar Fejlesztesi Bank Zrt	1.375%	6/24/25	16,459	16,712
	Perusahaan Penerbit SBSN Indonesia III	4.400%	6/6/27	14,919	14,982
[9]	Republic of Chile	0.100%	1/26/27	18,930	18,066
	Republic of Hungary	5.375%	3/25/24	7,154	7,163
[9]	Republic of Hungary	1.125%	4/28/26	30,800	31,081
[5]	Republic of Hungary	6.125%	5/22/28	7,205	7,486
[9]	Republic of Korea	0.000%	10/15/26	8,743	8,533
	Republic of Panama	4.000%	9/22/24	6,378	6,295
	Republic of Panama	3.750%	3/16/25	37,165	36,449
	Republic of Peru	7.350%	7/21/25	12,013	12,670
	Republic of Peru	2.844%	6/20/30	30,914	27,430
	Republic of Peru	2.783%	1/23/31	22,983	19,922
[9]	Republic of Serbia	3.125%	5/15/27	50,895	50,456
	Republic of Uzbekistan	4.750%	2/20/24	8,540	8,423
[9]	Romania	2.750%	2/26/26	9,689	10,080
[9]	Romania	2.000%	12/8/26	18,489	18,391
[5]	Romania	5.250%	11/25/27	19,185	18,994
	Romania	5.250%	11/25/27	10,662	10,561
[5]	Romania	6.625%	2/17/28	6,450	6,723
[9]	Romania	2.500%	2/8/30	6,632	5,879
[9]	Romania	2.000%	4/14/33	3,443	2,620
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	16,074	15,502
	United Mexican States	5.400%	2/9/28	66,843	69,045
	United Mexican States	2.659%	5/24/31	10,855	9,185
Total Sovereign Bonds (Cost $896,529)					859,134
Taxable Municipal Bonds (0.1%)
	Florida State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	22,350	20,025
[15]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	13,409	14,698
	New York Transportation Development Corp. Miscellaneous Revenue	4.248%	9/1/35	3,740	3,665
Total Taxable Municipal Bonds (Cost $39,542)					38,388

		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (1.0%)
Money Market Fund (0.7%)
[16]	Vanguard Market Liquidity Fund	4.853%		4,163,068	416,265
			Maturity Date	Face Amount ($000)
Commercial Paper (0.3%)
[17]	AT&T Inc.	5.960%	2/21/24	143,820	136,818
Total Temporary Cash Investments (Cost $553,526)					553,083
Total Investments (99.8%) (Cost $61,461,791)					58,828,488
Other Assets and Liabilities—Net (0.2%)					143,528
Net Assets (100%)					58,972,016
Cost is in $000.
1	Securities with a value of $44,125,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $50,592,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $33,125,000 have been segregated as initial margin for open futures contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the aggregate value was $4,616,500,000, representing 7.8% of net assets.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8	Face amount denominated in British pounds.
9	Face amount denominated in euro.
10	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2023.
11	Guaranteed by the Republic of Azerbaijan.
12	Face amount denominated in Australian dollars.
13	Non-income-producing security—security in default.
14	Security value determined using significant unobservable inputs.
15	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
17	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.“ At April 30, 2023, the aggregate value of these securities was $136,818,000, representing 0.3% of net assets.
1M—1-month.
3M—3-month.
6M—6-month.
DAC—Designated Activity Company.
LIBOR—London Interbank Offered Rate.
REMIC—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2023	8,619	1,776,928	(3,046)
5-Year U.S. Treasury Note	June 2023	6,340	695,765	(967)
				(4,013)

Short Futures Contracts
5-Year Government of Canada Bond	June 2023	(163)	(13,701)	(269)
10-Year Japanese Government Bond	June 2023	(75)	(81,801)	(299)
10-Year U.S. Treasury Note	June 2023	(922)	(106,217)	(768)
AUD 3-Year Treasury Bond	June 2023	(851)	(61,157)	(665)
Euro-Bobl	June 2023	(3,580)	(465,368)	(10,367)
Euro-Schatz	June 2023	(494)	(57,523)	(158)
Long Gilt	June 2023	(449)	(57,252)	(289)
Long U.S. Treasury Bond	June 2023	(59)	(7,768)	(112)
Ultra 10-Year U.S. Treasury Note	June 2023	(487)	(59,148)	(217)
				(13,144)
				(17,157)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Bank of New York	6/21/23	AUD	38,445	USD	25,836	—	(340)
Credit Agricole CIB	6/21/23	AUD	18,572	USD	12,307	10	—
State Street Bank & Trust Co.	6/21/23	AUD	14,370	USD	9,617	—	(87)
Bank of Montreal	6/21/23	AUD	12,700	USD	8,640	—	(218)
State Street Bank & Trust Co.	6/21/23	AUD	11,073	USD	7,328	15	—
Deutsche Bank AG	6/21/23	AUD	9,895	USD	6,583	—	(21)
Standard Chartered Bank	6/21/23	AUD	6,143	USD	4,077	—	(3)
Morgan Stanley Capital Services Inc.	6/21/23	AUD	5,626	USD	3,823	—	(92)
Toronto-Dominion Bank	6/21/23	AUD	4,903	USD	3,261	—	(10)
JPMorgan Chase Bank, N.A.	6/21/23	EUR	36,395	USD	39,836	388	—
Toronto-Dominion Bank	6/21/23	EUR	21,138	USD	22,988	374	—
Barclays Bank plc	6/21/23	EUR	20,300	USD	22,219	217	—
Citibank, N.A.	6/21/23	EUR	12,871	USD	14,190	35	—
Morgan Stanley Capital Services Inc.	6/21/23	EUR	12,200	USD	13,026	458	—
Citibank, N.A.	6/21/23	EUR	7,695	USD	8,508	—	(3)
Bank of New York	6/21/23	EUR	6,871	USD	7,557	37	—
HSBC Bank plc	6/21/23	EUR	6,520	USD	7,140	66	—
Bank of America, N.A.	6/21/23	EUR	4,541	USD	4,925	93	—
Bank of New York	6/21/23	GBP	36,647	USD	45,440	666	—
State Street Bank & Trust Co.	6/21/23	USD	295,955	AUD	442,785	2,305	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Bank of America, N.A.	6/21/23	USD	17,008	AUD	25,680	—	(23)
Morgan Stanley Capital Services Inc.	6/21/23	USD	420,130	EUR	393,137	—	(14,367)
State Street Bank & Trust Co.	6/21/23	USD	248,956	EUR	233,397	—	(8,994)
JPMorgan Chase Bank, N.A.	6/21/23	USD	227,079	EUR	211,579	—	(6,759)
Bank of Montreal	6/21/23	USD	49,184	EUR	45,018	—	(570)
UBS AG	6/21/23	USD	28,978	EUR	26,179	46	—
Toronto-Dominion Bank	6/21/23	USD	8,051	EUR	7,457	—	(191)
Standard Chartered Bank	6/21/23	USD	2,752	EUR	2,508	—	(20)
State Street Bank & Trust Co.	6/21/23	USD	338,847	GBP	283,867	—	(18,295)
JPMorgan Chase Bank, N.A.	6/21/23	USD	9,584	GBP	7,731	—	(142)
Deutsche Bank AG	6/21/23	USD	6,564	GBP	5,338	—	(153)
						4,710	(50,288)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S40-V1	6/21/28	USD	1,724,389	1.000	21,470	9,256
iTraxx Europe-S39-V1	6/21/28	EUR	56,300	1.000	566	314
					22,036	9,570
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Ally Financial Inc./Baa3	12/23/25	GSI	3,270	1.000	(141)	12	—	(153)
American Express Co./A2	12/23/25	GSI	3,270	1.000	65	57	8	—
American International Group Inc./Baa2	12/23/25	GSI	3,270	1.000	29	24	5	—
AT&T Inc./Baa2	12/21/23	BARC	179,110	1.000	773	689	84	—
AT&T Inc./Baa2	12/21/23	BARC	44,560	1.000	192	171	21	—
Boeing Co./Baa2	6/21/24	GSI	24,365	1.000	159	135	24	—
Boeing Co./Baa2	12/23/25	GSI	3,270	1.000	25	(10)	35	—

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Chubb INA Holdings Inc./A3	12/23/25	GSI	3,270	1.000	70	64	6	—
Comcast Corp./A3	12/23/25	GSI	3,270	1.000	59	51	8	—
CVS Health Corp./Baa2	12/23/25	GSI	3,270	1.000	60	41	19	—
Dominion Energy Inc./Baa2	12/23/25	GSI	3,270	1.000	56	50	6	—
Dow Chemical Co./Baa1	12/23/25	GSI	3,270	1.000	45	33	12	—
Enbridge Inc./Baa1	12/23/25	GSI	3,270	1.000	33	30	3	—
General Electric Co./Baa1	12/23/25	GSI	3,270	1.000	41	10	31	—
General Motors Co./Baa3	12/23/25	GSI	3,270	1.000	(15)	(2)	—	(13)
International Business Machines Corp./A3	12/23/25	GSI	3,270	1.000	61	53	8	—
Kroger Co./Baa1	12/23/25	GSI	3,270	1.000	57	41	16	—
Lincoln National Corp./Baa1	12/23/25	GSI	3,270	1.000	(103)	23	—	(126)
Lowe's Cos. Inc./Baa1	12/23/25	GSI	3,270	1.000	62	53	9	—
Marathon Petroleum Corp./Baa2	12/23/25	GSI	3,270	1.000	44	16	28	—
Marsh & McLennan Cos. Inc./Baa1	12/23/25	GSI	3,270	1.000	72	62	10	—
Metlife Inc./A3	12/23/25	GSI	3,270	1.000	18	39	—	(21)
Mondelez International Inc./Baa1	12/23/25	GSI	3,270	1.000	67	48	19	—
People’s Republic of China/A1	6/21/24	GSI	20,715	1.000	189	109	80	—
Prudential Financial Inc./A3	12/23/25	GSI	3,270	1.000	21	39	—	(18)
Republic of Chile/A2	6/21/28	BNPSW	8,470	1.000	8	(35)	43	—
Republic of Chile/A2	6/21/28	GSI	34,430	1.000	32	(257)	289	—
Republic of Chile/A2	6/21/28	MSCS	15,220	1.000	14	(158)	172	—
Simon Property Group LP/A3	12/23/25	GSI	3,270	1.000	33	24	9	—

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
UnitedHealth Group Inc./A3	12/23/25	GSI	3,270	1.000	65	56	9	—
Verizon Communications Inc./Baa1	12/23/25	GSI	3,270	1.000	22	39	—	(17)
					2,113	1,507	954	(348)

Credit Protection Purchased
Bank of China Ltd.	6/21/23	BNPSW	19,485	(1.000)	(41)	(9)	—	(32)
Boeing Co.	12/21/24	JPMC	9,690	(1.000)	(72)	270	—	(342)
					(113)	261	—	(374)
					2,000	1,768	954	(722)
1	Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At April 30, 2023, the counterparties had deposited in segregated accounts securities with a value of $2,454,000 in connection with open forward currency contracts and open over-the-counter swap contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
F. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.
The fund had no open swaption contracts at April 30, 2023.
G. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
H. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
I. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
J.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	6,060,813	—	6,060,813
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,124,332	—	2,124,332
Corporate Bonds	—	49,023,472	37	49,023,509
Floating Rate Loan Interests	—	169,229	—	169,229
Sovereign Bonds	—	859,134	—	859,134
Taxable Municipal Bonds	—	38,388	—	38,388
Temporary Cash Investments	416,265	136,818	—	553,083
Total	416,265	58,412,186	37	58,828,488
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	4,710	—	4,710
Swap Contracts	9,570[1]	954	—	10,524
Total	9,570	5,664	—	15,234
Liabilities
Futures Contracts[1]	17,157	—	—	17,157
Forward Currency Contracts	—	50,288	—	50,288
Swap Contracts	—	722	—	722
Total	17,157	51,010	—	68,167
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.